                                         Registration No. 33-75476 and 811-8364

          As filed with the Securities and Exchange Commission on June 7, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   9                             X
                                       ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

           Amendment No.    11                                          X
                        ------

                          BUFFALO BALANCED FUND, INC.
                          ---------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

       X   60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective

           date for a previously filed post-effective amendment

                                         Registration No. 33-87346 and 811-8900

          As filed with the Securities and Exchange Commission on June 7, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   9                             X
                                       ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

           Amendment No.    11                                          X
                        ------

                           BUFFALO EQUITY FUND, INC.
                           -------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

       X   60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective

           date for a previously filed post-effective amendment

                                         Registration No. 33-87148 and 811-8898

          As filed with the Securities and Exchange Commission on June 7, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   9                             X
                                       ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

           Amendment No.    11                                          X
                        ------

                         BUFFALO HIGH YIELD FUND, INC.
                         -----------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

       X   60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective

           date for a previously filed post-effective amendment

                                         Registration No. 33-87146 and 811-8896

          As filed with the Securities and Exchange Commission on June 7, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   9                             X
                                       ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

           Amendment No.    11                                          X
                        ------

                         BUFFALO USA GLOBAL FUND, INC.
                         -----------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

       X   60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective

           date for a previously filed post-effective amendment

                                       Registration No. 333-40841 and 811-08509

          As filed with the Securities and Exchange Commission on June 7, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   4                             X
                                       ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

           Amendment No.    5                                           X
                        -----

                         BUFFALO SMALL CAP FUND, INC.
                         ----------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

       X   60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective

           date for a previously filed post-effective amendment

                                      Registration No. 333-40841 and 811-08509

          As filed with the Securities and Exchange Commission on June 7, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   1                             X
                                       ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

           Amendment No.    2                                           X
                        -----

                     BUFFALO SCIENCE & TECHNOLOGY FUND
                     -------------------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

       X   60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective

           date for a previously filed post-effective amendment

BUFFALO(R)
FUNDS

Balanced Fund
Equity Fund
High Yield Fund
Science &
   Technology Fund
Small Cap Fund
USA Global Fund

Shares of the Funds have not been approved or disapproved by the Securities and
Exchange Commission nor has the Commission passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Prospectus

July 31, 2001

[inside front cover]

This page intentionally left blank.

[prospects title page and table of contents]

Prospectus                                  July 31, 2001

Buffalo Funds                               MANAGER AND INVESTMENT ADVISER:
                                            KORNITZER CAPITAL MANAGEMENT, INC.

                                            DISTRIBUTED BY:
                                            JONES & BABSON, INC.

Table of Contents
                                                                                                               Page
Information About the Funds
Investment Objectives and Principal Investment Strategies                                                         2
Principal Risk Factors                                                                                            3
Past Performance                                                                                                  5

Fees and Expenses                                                                                                 8

Management and Investment Adviser                                                                                 9
Financial Highlights                                                                                             10

Information About Investing
How to Purchase Shares                                                                                           15
How to Redeem Shares                                                                                             15
Shareholder Services                                                                                             16
How Share Price is Determined                                                                                    16
Distributions and Taxes                                                                                          17
Additional Policies About Transactions                                                                           18
Conducting Business with the Buffalo Funds                                                                       20

Investment Objectives and Principal Investment Strategies

The investment objectives for the Buffalo Balanced, Buffalo Equity, Buffalo
Science & Technology, Buffalo Small Cap and Buffalo USA Global Funds are
long-term growth of capital. In addition, the Buffalo Balanced Fund also seeks to produce high current income. The investment objective for the Buffalo High
Yield Fund emphasizes high current income with long-term growth of capital as a secondary objective.

To pursue their investment objectives, the Funds intend to primarily invest as described below:

o    Buffalo Balanced Fund -- in common stocks, convertible bonds, convertible preferred stocks and corporate fixed income securities, many of which can be high yielding, high risk securities.

o    Buffalo  Equity Fund-- at least 80% of its assets in common stocks of large capitalization  companies  most of which are  listed on the New York  Stock
     Exchange.

o    Buffalo High Yield Fund-- at least 80% of its assets in high yielding, high risk fixed income securities.

o    Buffalo  Science &  Technology Fund -- at least 80% of its total assets in common stocks and other equity  securities  (including  convertibles and
     warrants)   of  companies   expected  to  benefit  from  the   development,
     advancement, and use of science and technology.

o    Buffalo  Small Cap Fund-- at least 80% of its  assets in equity  securities issued by small capitalization companies.

o    Buffalo USA Global Fund -- at least 80% of its assets in common stocks of companies based in the United States that receive more than 40% of their revenues or income from global sales and operations. The international operations of these U.S. based companies will provide Fund investors with exposure to at least three foreign countries.

Each Fund's principal investment strategies are described below:

o    Buffalo Balanced Fund invests in a combination of common stocks, high yield, high risk corporate bonds and high yield, high risk convertible securities. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the adviser's view of economic conditions and underlying security values. Usually, the adviser will invest at least 25%
     of the Fund's assets in equity securities and at least 25% in fixed income securities.

o    Buffalo Equity Fund invests in companies that meet specific cash flow criteria and/or are expected to benefit from long-term industry and technological trends that are likely to positively impact company performance. The cash flow criteria used by the adviser focuses on consistency and predictability of cash generation. Separately, the adviser identifies long-term trends with the aim of investing in companies that should have favorable operating environments over the next three to five years. The final stock selection process includes: 1) ongoing fundamental analysis of industries and the economic cycle; 2) analysis of company-specific factors such as product cycles, management, etc.; and 3)
     rigorous valuation analysis.

o    Buffalo High Yield Fund uses extensive fundamental research to identify potential fixed income investment opportunities among high risk, high yielding securities. Emphasis is placed on relative value and good corporate management. Specifically, the adviser may look at a number of past, present and estimated factors such as: 1) financial strength of the issuer; 2) cash flow; 3) management; 4) borrowing requirements; and 5)
     responsiveness to changes in interest rates and business conditions.

o    Buffalo Science & Technology Fund's principal investment strategy is to select stocks that the adviser believes have prospects for above average earnings based on intensive fundamental research. Holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing, producing or distributing products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development.

Some of the industries likely to be represented in the Fund's portfolio are:
electronics, including hardware, software and components; communications;
E-commerce; information services; media; life sciences and healthcare;
environmental services; chemicals and synthetic materials; and defense and aerospace.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.

o    Buffalo Small Cap Fund targets a mix of "value" and "growth"companies with average market capitalizations of $2 billion or less. The Fund identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc., and 3) rigorous valuation analysis.

o    Buffalo USA Global Fund identifies companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2)
     company-specific analysis such as product cycles, management, etc.; 3)
     rigorous valuation analysis; and 4) the issuer must have substantial international operations.

Temporary Investments -- The Funds intend to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Funds may respond to adverse market, economic, political or other considerations by investing up to 100% of their assets in high quality, short-term debt securities or other defensive investments for temporary investment purposes. During those times, the
Funds may not achieve their investment objectives and, instead, will focus on preserving your investment.

The objectives and policies described above determine how each Fund is managed and (with the exception of the Buffalo Science & Technology Fund) may only be changed with the approval of the appropriate corresponding Fund's shareholders.

Principal Risk Factors

Market Risks -- Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds
(except Buffalo High Yield Fund) normally invest in equity securities, the value of these Funds will go up and down. As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

Each Fund's success depends largely on the adviser's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in
"favor."

Sector Concentration Risks -- Since the Buffalo Science & Technology Fund is
focused on science and technology related industries, it is more concentrated than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that this
Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. This Fund is therefore likely to be more volatile than a fund that is exposed to a greater variety of industries.

SmallCompany Risks -- Buffalo Science & Technology Fund and Buffalo Small
Cap Fund invest primarily in small companies. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to
Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies tend to be more volatile than the securities of larger, more established companies. Thus, an investment in the Buffalo Science & Technology Fund and
Buffalo Small Cap Fund may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Funds want to sell a large quantity of a small company stock it may have to sell at a lower price than its Investment Adviser might prefer, or it may have to sell in small quantities over a period of time. The Funds try to minimize this risk by investing in stocks that are readily bought and sold.

Fixed Income Risks -- The yields and principle values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

High Yield Risks -- Buffalo Balanced and Buffalo High Yield Funds invest in lower-rated, high yielding bonds (so-called "junk bonds"). These bonds have a greater degree of default risk than higher rated bonds. Default risk is the possibility that the issuer will fail to make timely payments of principal or interest to the Funds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than higher rated bonds.

International Risks -- International investing poses additional risks such as currency fluctuation and political instability. However, Buffalo USA Global Fund limits these risks by investing only in U.S. companies traded with securities in the U.S. and denominated in U.S. dollars. While this eliminates direct foreign investment, the companies the Fund invests in will experience these risks in their day-to-day business dealings. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.

Past Performance

The tables below and on the following pages provide an indication of the risks of investing in the Funds. The tables on the left side show changes in the total returns generated by the respective Fund for each calendar year. The tables on the right show how each Fund's average annual returns for certain periods compare with those of a relevant, widely recognized benchmark. Each table reflects all expenses of the respective Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the Fund. A
Fund's past performance is not necessarily an indication of how a Fund will perform in the future.

The Buffalo Science & Technology Fund is new and therefore, there is no past performance information.

Buffalo Balanced Fund
Annual Total Return as of December 31 of Each Year

BAR GRAPH
1995    20.3%
1996    13.3%
1997    15.1%
1998    -2.8%
1999    5.4%
2000    8.1%

Year-to-Date Return (through June 30, 2001) = _____% Best Quarter Ended
September 30, 1997 = 9.7% Worst Quarter Ended September 30, 1998 = -12.5%

Average Annual Total Return as of December 31, 2000

                                                                                                                 Since
                                                                             1 Year           5 Years         Inception*
Buffalo Balanced Fund                                                          8.05%            8.75%             9.38%
S&P 500 Index                                                             -9.10%           18.33%            16.37%
S&P 500 Index and Merrill Lynch Bond
     Fund Index Weighted Average                                              -2.17%           14.35%            13.53%
Lipper Balanced Fund Index                                                     2.39%           11.80%            11.60%

*Buffalo Balanced commenced operations in August 1994.

Buffalo Equity Fund

Annual Total Return as of December 31 of Each Year

BAR GRAPH
1996    29.3%
1997    24.2%
1998    10.7%
1999    15.4%
2000    20.5%

Year-to-Date Return (through June 30, 2001) = _____% Best Quarter Ended December
31, 1998 = 19.7% Worst Quarter Ended September 30, 1998 = -15.7%

Average Annual Total Return as of December 31, 2000

                                                                                                                 Since
                                                                             1 Year           5 Years         Inception*
Buffalo Equity Fund                                                           20.53%           19.84%            21.92%
S&P 500 Index                                                             -9.10%           18.33%            19.74%
Lipper Capital Appreciation
     Fund Index                                                              -12.93%           14.93%            16.50%

*Buffalo Equity commenced operations in May 1995.

Buffalo High Yield Fund

Annual Total Return as of December 31 of Each Year

BAR GRAPH
1996    16.7%
1997    15.8%
1998    -5.3%
1999    2.0%
2000    4.4%

Year-to-Date Return (through June 30, 2001) = _____% Best Quarter Ended March
31, 2001 = 7.8% Worst Quarter Ended September 30, 1998 = -8.2%

Average Annual Total Return as of December 31, 2000

                                                                                                                 Since
                                                                             1 Year           5 Years         Inception*
Buffalo High Yield Fund                                                        4.42%            6.37%             7.94%
Merrill Lynch High Yield Bond Index                                           -3.78%            4.88%             5.78%
Lipper High Yield Fund Index                                                  -9.71%            3.87%             4.68%

*Buffalo High Yield commenced operations in May 1995.

Buffalo Small Cap Fund

Annual Total Return as of December 31 of Each Year

BAR GRAPH
1999    34.8%
2000    33.7%

Year-to-Date Return (through June 30, 2001) = ______ % Best Quarter Ended March
31, 2000 = 20.5% Worst Quarter Ended September 30, 1998 = -11.7%

Average Annual Total Return as of December 31, 2000

                                                                                               Since
                                                                           1 Year           Inception*
Buffalo Small Cap Fund                                                        33.69%           22.68%
S&P 600 Small Cap Index                                                   11.84%            3.55%
Russell 2000                                                                  -4.20%            -.26%

*Buffalo Small Cap commenced operations in April 1998.

Buffalo USA Global Fund

Annual Total Return as of December 31 of Each Year

BAR GRAPH
1996    36.8%
1997    19.0%
1998    7.9%
1999    37.3%
2000    8.8%

Year-to-Date Return (through June 30, 2001) = _____% Best Quarter Ended December
31, 1999 = 21.2% Worst Quarter Ended March 31, 2001 = -13.9%

Average Annual Total Return as of December 31, 2000

                                                                                                                 Since
                                                                             1 Year           5 Years         Inception*
Buffalo USA Global Fund                                                        8.80%           21.28%            21.03%
S&P 500 Index                                                             -9.10%           18.33%            19.74%
Lipper Capital Appreciation
     Fund Index                                                              -12.93%           14.93%            16.50%

*Buffalo USA Global commenced operations in May 1995.

Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.
                                                                                   Buffalo      Buffalo      Buffalo        Buffalo
                                                         Buffalo      Buffalo       High       Science &  Small           USA
                                                        Balanced      Equity        Yield     Technology       Cap          Global
                                                          Fund         Fund         Fund         Fund         Fund           Fund
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
    Imposed on Purchases                                    None         None         None          None         None        None
Maximum Deferred Sales Charge (Load)                        None         None         None          None         None        None
Maximum Sales Charge (Load) Imposed
    on Reinvested Dividends                                 None         None         None          None         None        None
Redemption Fee                                              None *       None *       None  *       None *       None *      None *
Exchange Fee                                                None         None         None          None         None        None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                            1.00%        1.00%        1.00%         1.00%        1.00%       1.00%
Distribution (12b-1) fees                                   None         None         None          None         None        None
Other Expenses                                              .06%         .04%         .04%          .05%         .04%        .03%
Total Annual Fund Operating Expenses                       1.06%        1.04%        1.04%         1.05%        1.04%       1.03%

Examples

The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 Year           3 Years          5 Years          10 Years
Buffalo Balanced Fund                                     $108              $337             $585            $1,294
Buffalo Equity Fund                                       $106              $331             $574            $1,271
Buffalo High Yield Fund                                   $106              $331             $574            $1,271
Buffalo Science & Technology Fund                     $107              $334             $579            $1,283
Buffalo Small Cap Fund                                    $106              $331             $574            $1,271
Buffalo USA Global Fund                                   $105              $328             $569            $1,259

Management and Investment Adviser

Kornitzer Capital  Management,  Inc.,  ("KCM") the Fund's manager and investment adviser,  was founded in 1989.  In addition to advising and managing the Buffalo mutual funds,  it provides  advisory  services to a broad variety of individual, corporate and other institutional  clients. As manager, KCM provides or pays the cost of all management,  supervisory and administrative services required in the
normal  operation  of  the  Funds.  This  includes  investment   management  and
supervision;  fees of the  custodian,  independent  auditors and legal  counsel;
officers,  directors and other personnel;  rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Funds are payable by the Funds. These expenses include taxes,  interest,  governmental charges and fees,  including  registration  of the Funds with the  Securities  and  Exchange
Commission and the various States,  brokerage costs, dues, and all extraordinary costs  including  expenses  arising out of anticipated  or actual  litigation or administrative proceedings.

The Buffalo Funds are managed by a team of four individuals.  John Kornitzer has over 30 years of  investment  experience.  He served as  investment  manager  at several Fortune 500 companies prior to founding  Kornitzer  Capital  Management,
Inc.  in 1989.  Kent  Gasaway  joined KCM in 1991 and is a  Chartered  Financial
Analyst with 18 years of research and management experience. He holds a BS in
Business  Administration from Kansas State University.  Tom Laming joined KCM in
1993 and is an experienced  aerospace engineer and research analyst.  He holds a
BS  in  Physics  from  the  University  of  Kansas,  an MS  in  Aeronautics  and
Astronautics  from  MIT,  and an MBA  from  Indiana  University.  Rob  Male is a
Chartered  Financial  Analyst  with  more than 11 years of  investment  research experience.  Prior to joining KCM in 1997,  Rob was an  investment  manager with
USAA,  San Antonio,  TX, since 1992. He holds a B.S. in Business  Administration from the University of Kansas and an MBA from Southern Methodist University. Tom
Laming is the lead manager for the Buffalo USA Global Fund,  the Buffalo  Equity
Fund and the Buffalo  Science &  Technology  Fund.  Kent Gasaway is the lead manager  for the Buffalo  Balanced  Fund,  the  Buffalo  High Yield Fund and the
Buffalo Small Cap Fund. For its services, each Fund pays KCM a fee at the annual rate of one percent (1.00%) of the Fund's average daily net assets.

Until  February 7, 2001,  Jones &  Babson,  Inc.  served as  investment manager (except for the Buffalo Science & Technology Fund, which is new) and
KCM served as sub-adviser.  Jones &  Babson,  Inc. continues to serve as the distributor and transfer agent for the Funds.  Jones &  Babson is located at
BMA Tower,  700 Karnes Blvd.,  Kansas City, MO 64108-3306 and Kornitzer  Capital
Management  is  located  at 5420 West 61st  Place,  Shawnee  Mission,  KS 66205.

Financial Highlights

The financial highlights tables are intended to help you understand each
Fund's financial performance since inception. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, and are included in the annual report, which is available upon request.

The Buffalo Science & Technology Fund is new and therefore, there are no financial highlights.

Buffalo Balanced Fund, Inc.
                                                                                        Years Ended March 31,
                                                                           2001         2000          1999         1998       1997
Net asset value, beginning of year                                       $ 9.86        $ 8.87        $ 11.50      $ 10.57   $ 10.70

     Income from investment operations:
         Net investment income                                             0.35          0.57           0.66         0.65      0.72
Net gains (losses) on securities
              (both realized and unrealized)                              (0.79)         0.87          (1.86)        1.84      0.69

     Total from investment operations                                     (0.44)         1.44          (1.20)        2.49      1.41

     Less distributions:
         Dividends from net investment income                             (0.45)        (0.45)         (0.66)       (0.65)    (0.71)
         Distributions from capital gains                                   --            --           (0.64)       (0.91)    (0.83)
         Distribution in excess of capital gains                            --            --           (0.13)         --        --

     Total distributions                                                  (0.45)        (0.45)         (1.43)       (1.56)    (1.54)

Net asset value, end of year                                             $ 8.97        $ 9.86        $  8.87      $ 11.50   $ 10.57

Total return                                                             (4.58%)        16.78%        (10.49%)      24.76%    13.22%

Ratios/Supplemental Data

Net assets, end of year (in millions)                                    $  28         $   29        $    40      $    55   $    44
Ratio of expenses to average net assets                                   1.06%          1.05%          1.04%        1.04%     1.05%
Ratio of net investment income
     to average net assets                                                3.72%          5.82%          6.19%        5.61%     6.20%
Portfolio turnover rate                                                     68%            33%            57%          61%       56%

Buffalo Equity Fund, Inc.
                                                                                        Years Ended March 31,
                                                                         2001         2000         1999         1998         1997
Net asset value, beginning of year                                $     21.91   $    16.95   $     16.94  $     13.93  $     12.36

     Income from investment operations:
         Net investment income                                           0.04         0.01          0.04         0.08         0.15
         Net gains (losses) on securities
              (both realized and unrealized)                            (1.98)        5.21         0.40          4.85         2.51

     Total from investment operations                                   (1.94)        5.22         0.44          4.93         2.66

     Less distributions:
         Dividends from net investment income                           (0.03)       (0.01)       (0.05)        (0.10)       (0.10)
         Distributions from capital gains                               (1.95)       (0.25)       (0.38)        (1.82)       (0.99)

Total distributions                                                     (1.98)       (0.26)       (0.43)        (1.92)       (1.09)

Net asset value, end of year                                      $     17.99   $    21.91   $    16.95  $      16.94  $     13.93

Total return                                                           (9.86%)       31.07%        2.73%        36.97%       21.23%

Ratios/Supplemental Data

Net assets, end of year (in millions)                             $        43   $       34   $        32  $        35  $        20
Ratio of expenses to average net assets                                 1.04%        1.05%         1.06%        1.09%        1.16%
Ratio of net investment income
     to average net assets                                              0.17%        0.04%         0.27%        0.56%        1.35%
Portfolio turnover rate                                                   27%          27%           83%          93%         123%

Buffalo High Yield Fund, Inc.
                                                                                        Years Ended March 31,
                                                                        2001         2000         1999         1998         1997
Net asset value, beginning of year                                $     10.21   $    10.74   $     12.83  $     11.73  $     11.15

     Income from investment operations:
         Net investment income                                           1.05         1.05          0.93         0.79         0.82
         Net gains (losses) on securities
              (both realized and unrealized)                             0.02        (0.54)        (2.18)        1.35         0.71

     Total from investment operations                                    1.07         0.51         (1.25)        2.14         1.53

     Less distributions:
         Dividends from net investment income                           (1.04)       (1.04)        (0.76)       (0.80)       (0.80)
         Distributions from capital gains                                  --           --         (0.08)       (0.24)       (0.15)

     Total distributions                                                (1.04)       (1.04)        (0.84)       (1.04)       (0.95)

Net asset value, end of year                                      $     10.24   $    10.21   $     10.74  $     12.83  $     11.73

Total return                                                            11.16%        4.83%        (9.92%)      18.63%       14.02%
Ratios/Supplemental Data

Net assets, end of year (in millions)                             $        42   $       44   $        58  $        71  $        20
Ratio of expenses to average net assets                                 1.04%        1.04%         1.05%        1.03%        1.13%
Ratio of net investment income
     to average net assets                                             10.30%        9.05%         7.76%        6.43%        7.63%
Portfolio turnover rate                                                   54%          16%           30%          24%          39%

Buffalo Small Cap Fund, Inc.
                                                                                                                          April 14,
                                                                                                                            1998
                                                                                                                         (Inception
                                                                                                                          Date) to
                                                                                                     March 31,March 31,
                                                                                                  2001         2000         1999
Net asset value, beginning of period                                                            $ 15.38      $ 9.49        $10.00

     Income from investment operations:
         Net investment income (loss)                                                             (0.01)      (0.03)          .04
         Net gains (losses) on securities
              (both realized and unrealized)                                                       1.27        6.13          (.51)

     Total from investment operations                                                              1.26        6.10          (.47)

     Less distributions:
         Dividends from net investment income                                                       --           --          (.04)
         Distributions from capital gains                                                         (1.67)      (0.21)          --

     Total distributions                                                                          (1.67)      (0.21)         (.04)

Net asset value, end of period                                                                  $ 14.97     $ 15.38         $9.49

Total return*                                                                                      8.95%      64.87%        (4.69%)

Ratios/Supplemental Data

Net assets, end of period (in millions)                                                           $ 53         $ 35          $ 13
Ratio of expenses to average net assets**                                                         1.04%        1.12%         1.02%
Ratio of net investment income to average net assets**                                           (0.12%)      (0.27%)         .59%
Portfolio turnover rate                                                                             31%          42%           34%

*Total return not annualized for periods less than one full year **Annualized for periods less than one full year

Buffalo USA Global Fund, Inc.
                                                                                        Years Ended March 31,
                                                                        2001         2000         1999         1998         1997
Net asset value, beginning of year                                $     25.01   $    16.27   $     17.29  $     14.10  $     11.36

     Income from investment operations:
         Net investment income (loss)                                   (0.01)       (0.03)         0.06         0.07         0.08
         Net gains (losses) on securities
              (both realized and unrealized)                            (4.67)        9.71         (0.51)        4.20         3.32

     Total from investment operations                                   (4.68)        9.68         (0.45)        4.27         3.40

     Less distributions:
         Dividends from net investment income                              --        (0.02)        (0.06)       (0.06)       (0.05)
         Distributions from capital gains                               (2.85)       (0.92)        (0.51)       (1.02)       (0.61)

     Total distributions                                                (2.85)       (0.94)        (0.57)       (1.08)       (0.66)

Net asset value, end of year                                      $     17.48   $    25.01   $     16.27  $     17.29  $     14.10

Total return                                                           (19.80%)      60.72%        (2.52%)      31.33%       29.87%

Ratios/Supplemental Data

Net assets, end of year (in millions)                             $        49   $       52   $        35  $        45  $        27
Ratio of expenses to average net assets                                 1.03%        1.04%         1.05%        1.09%        1.13%
Ratio of net investment income
     to average net assets                                             (0.05% ) (0.16%   ) 0.34%          0.47%        0.79%
Portfolio turnover rate                                                   17%          35%           42%          64%          88%

How to Purchase Shares

No Load Funds

o There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 20 for details)

o By phone, mail or wire
o Through Automatic Monthly Investments
o Through exchanges from a Babson or Buffalo Fund

Minimum Initial Investment

o $2,500 (unless Automatic Monthly)
o $100 with an Automatic Monthly Investment Plan
o $250 for IRA and Uniform Transfer (Gift) to Minors accounts

o $1,000 for exchanges from a Babson Money Market or another Buffalo Fund

Minimum Additional Investment

o $100 by mail
o $1,000 by wire
o $100 for Automatic Monthly Investments or telephone (ACH)
o $1,000 for exchanges from Babson Money Market or another Buffalo Fund

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment (usually $2,500). If your account falls below this amount due to redemptions (not market action) we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

How to Redeem Shares

You may withdraw from your account at any time in the following amounts:

o any amount for redemptions requested by mail or telegraph
o $1,000 or more for redemptions wired to your account ($10 fee)
o $50 or more for redemptions by a systematic redemption plan (there may be a fee)
o $1,000 or more for exchanges to another fund
o $100 or more for redemptions by automatic monthly exchange to another fund
o $100 or more via ACH; there is no fee but funds may take 4 days to reach your account

o Up to $25,000 by telephone (you must first request this option in writing with a signature guarantee)

Shareholder Services

The following services are also available to shareholders. Please call
1-800-49-BUFFALO (1-800-492-8332) for more information:

o Uniform Transfers (Gifts) to Minors accounts
o Accounts for corporations or partnerships
o Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
o Prototype Retirement Plans for the self-employed, partnerships and corporations
o Traditional IRA accounts
o Roth IRA accounts
o Simplified Employee Pensions (SEPs)

How Share Price is Determined

Shares of each Fund are purchased or redeemed at its net asset value per share next calculated after your purchase order and payment or redemption order is received by the Funds. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the
Funds are open for business (generally the same days that the New York Stock
Exchange is open for trading). The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued.
Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the respective Board of Directors.

Distributions and Taxes

The Buffalo Balanced Fund and Buffalo High Yield Fund pay distributions from net investment income quarterly, usually in March, June, September and December. The
Buffalo Equity Fund, Buffalo Science & Technology Fund, Buffalo Small Cap
Fund, and Buffalo USA Global Fund pay distributions from net investment income semi-annually, usually in June and December. Distributions from net capital gains realized on the sale of securities will be declared by the Buffalo
Balanced Fund and Buffalo Small Cap Fund annually on or before December 31 and by the Buffalo High Yield Fund, Buffalo Equity Fund, Buffalo Science &
Technology Fund, and Buffalo USA Global Fund semi-annually, usually in June and
December. Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. We automatically reinvest all dividends under $10.00 in additional shares of the
Fund. There are no fees or sales charges on reinvestments.

Tax Considerations -- In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Buffalo
Fund or Babson Money Market Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

Backup Withholding -- By law, the Funds must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the Funds to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in
December but paid in January are taxable as if they were paid in December.

Additional Policies About Transactions

We cannot process transaction requests unless they are properly completed as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases -- We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions -- We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a proper redemption request. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you will incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Market Timers -- The Funds may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern.
Shares under common ownership or control are combined for these purposes.

Signature Guarantees -- You can obtain a signature guarantee from most banks, credit unions, savings & loans or securities broker/dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

o A redemption check sent to a different payee, bank or address than we have on file.
o A redemption check mailed to an address that has been changed within the last
  30 days.
o A redemption for $25,000 or more in writing.
o A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities -- Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund -- You must meet the minimum investment requirement of the Buffalo Fund or Babson Money Market Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the
Fund being purchased. Call us for a free copy.

Telephone Services -- During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed and we reasonably believe the instructions are genuine, the Funds are not liable for any losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Funds nor Jones & Babson, Inc.
assumes responsibility for the authenticity of telephone redemption requests.

Conducting Business with the Buffalo Funds

BY PHONE
1-800-49-BUFFALO
(1-800-492-8332)

in the Kansas City area (816) 751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

HOW TO OPEN AN ACCOUNT

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

HOW TO ADD TO AN ACCOUNT

You may make investments ($1,000 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and participating banks.

HOW TO SELL SHARES

You may withdraw any amount up to $25,000 by telephone, provided you have registered for this service previously. We will send funds only to the address of record.

HOW TO EXCHANGE SHARES

You may exchange shares ($1,000 minimum or the initial minimum Fund requirement)
for shares in another Buffalo Fund or Babson Money Market Fund. The shares being exchanged must have been held in open account for 15 days or more.

BY MAIL

Initial Purchases and all Redemptions:
The Buffalo Fund Group
P.O. Box 219757
Kansas City, MO 64121-9757

Subsequent Purchases:
The Buffalo Fund Group
P.O. Box 219779
Kansas City, MO 64121-9779

HOW TO OPEN AN ACCOUNT

Complete and sign the application that accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank,
n.a.

HOW TO ADD TO AN ACCOUNT

Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us.
Always identify your account number or include the detachable reminder stub
(from your confirmation statement).

HOW TO SELL SHARES

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

HOW TO EXCHANGE SHARES

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum)
and the Buffalo or Babson Money Market Fund into which the amount is being transferred.

BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri,
     ABA#101000695
For Buffalo ________________________ Fund
     AC=9870595095
OBI = (your account number and account name)

HOW TO OPEN AN ACCOUNT

Call us first to get an account number. We will require information such as your
Social Security or Taxpayer Identification Number, the amount being wired
($2,500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

HOW TO ADD TO AN ACCOUNT

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

HOW TO SELL SHARES

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received before 4:00
P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your written request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

HOW TO EXCHANGE SHARES

Not applicable.

THROUGH AUTOMATIC TRANSACTION PLANS

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request.
All registered owners must sign.

HOW TO OPEN AN ACCOUNT

Not applicable.

HOW TO ADD TO AN ACCOUNT
Automatic Monthly Investment:

You may authorize automatic monthly investments in a constant dollar amount
($100 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

HOW TO SELL SHARES

Systematic Redemption Plan:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

HOW TO EXCHANGE SHARES

Monthly Exchanges:

You may authorize monthly exchanges from your account ($100 minimum) to another
Buffalo Fund or Babson Money Market Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Buffalo Mutual Funds

Balanced Fund
Equity Fund
High Yield Fund

Science & Technology Fund

Small Cap Fund
USA Global Fund

Additional Information

The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The
Funds' annual and semi-annual reports to shareholders contain additional information about each Fund's investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in
Washington, DC (202-942-8090) or by visiting the Commission's Internet site at
http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the
Commission, Washington, DC 20549-0102 or by electronic request at
publicinfo@sec.gov.

Investment Company Act File Numbers

811-8364 Balanced Fund
811-8900 Equity Fund
811-8898 High Yield Fund
811-10303 Science & Technology Fund
811-8509 Small Cap Fund
811-8896 USA Global Fund

BUFFALO(R) FUNDS

JONES & BABSON DISTRIBUTORS

P.O. Box 219757
Kansas City, MO 64121-9757

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

JB9B                                                                                                                       (7/01)

                                     PART B

                           BUFFALO BALANCED FUND, INC.
                            BUFFALO EQUITY FUND, INC.
                          BUFFALO HIGH YIELD FUND, INC.
                      BUFFALO SCIENCE & TECHNOLOGY FUND
                           (a series of Buffalo Funds)
                          BUFFALO SMALL CAP FUND, INC.
                          BUFFALO USA GLOBAL FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 31, 2001

                 This Statement of Additional Information is not a
         Prospectus but should be read in conjunction with the current
         Prospectus of the Funds' dated July 31, 2001. To obtain the
         Prospectus or Annual Report to shareholders, please call the
         Funds toll-free at 1-800-49-BUFFALO (1-800-492-8332), or in the
         Kansas City area (816) 751-5900.

                                TABLE OF CONTENTS

JB65

                                  INTRODUCTION

Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund, Buffalo
Science & Technology Fund, Buffalo Small Cap Fund and Buffalo USA Global
Fund (hereafter, the "Funds") are each classified as open-end diversified management investment companies (or series thereof) under the Investment Company
Act of 1940, as amended (the "1940 Act"). This classification means that the assets of the Funds are invested in a diversified portfolio of securities and the Funds operate as mutual funds, allowing shareholders to buy and sell shares at any time (as described in the Prospectus).

This Statement of Additional Information supplements the information contained in the Funds' Prospectus dated July 31, 2001.

                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

Objectives and Principle Investment Strategies. Each Fund's objectives and policies as described in this section may not be changed without approval of a majority of the Fund's outstanding shares (except that the investment policies of the Buffalo Science & Technology Fund may be changed by the Board without shareholder approval).

Buffalo Balanced Fund - seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the
Fund's investment in common stocks and secondarily by the Fund's investment in convertible bonds and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible bonds, preferred stocks and convertible preferred stocks.

It is expected that the majority of common stocks purchased by the Fund will be large capitalization companies with most, if not all, listed on the New York
Stock Exchange. Large capitalization stocks are considered to be those with capitalization in excess of $1 billion. It is not the manager's intention to make wide use of Nasdaq-listed, smaller capitalization common stocks
(capitalization of less than $1 billion). The Fund may invest up to 75% of its assets in corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. The manager expects that generally these securities may be rated below investment grade (BBB) or its equivalent by the major rating agencies.

Securities rated below Baa by Moody's or BBB by Standard & Poor's are commonly known as junk bonds and are considered to be high risk. Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B or are unrated. The Fund will not invest in securities that, at the time of initial investment, are rated less than B by Moody's or Standard & Poor's. Securities that are subsequently downgraded in quality below B may continue to be held by the Fund, and will be sold only at the Fund adviser's discretion. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a B rating by Moody's or Standard & Poor's.
Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies.(See "Risk Factors Applicable to High Yielding Debt Securities.")

Buffalo Equity Fund - seeks long-term capital growth by investing 80% of its net assets in common stocks. Realization of dividend income is a secondary consideration. Buffalo Equity Fund will normally invest in a broad array of common stocks, in terms of companies and industries. It is expected that the majority of common stocks purchased in the Fund will be large capitalization companies with most, if not all, listed on the New York Stock Exchange.

Buffalo High Yield Fund - primarily seeks a high level of current income and secondarily, capital growth. The Fund invests 80% of its net assets in a diversified portfolio of high-yielding fixed income securities. The Fund's investments include corporate bonds, government bonds, convertible bonds, preferred stocks and convertible preferred stocks. The Fund may not invest in foreign government bonds. Capital growth is intended to be achieved by the appreciation of fixed income and equity investments held in the Fund.

The Fund may invest up to 100% of its assets in fixed income securities, including without limitation, corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. These securities may be rated below investment grade by the major rating agencies or, if unrated, are in the opinion of the manager of similar quality. Securities rated Baa and below by Moody's or
BBB and below by Standard & Poor's are commonly known as "junk bonds" and are considered to be high risk (see "Risk Factors Applicable to High Yielding
Debt Securities"). Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the
Fund's own credit analysis than is the case for higher rated bonds. Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B at the time of purchase or if unrated are in the opinion of the manager of similar quality. Securities rated B or higher at the time of purchase, which are subsequently downgraded, will not be subject to this limitation. The lowest rating that may be held in the Fund is D, or that of defaulted securities. The
Fund will not purchase obligations that are in default, but may hold in the portfolio securities that go into default subsequent to acquisition by the Fund.

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the investment manager's interpretation of economic conditions and underlying security values. However, it is expected that a minimum of 80% of the Fund's net assets will always be invested in fixed income securities and that a maximum of 10% of its assets will be invested in equity securities. The Fund's flexible investment policy allows it to invest in securities with varying maturities; however, it is anticipated that the average maturity of securities acquired by the Fund will not exceed 15 years. The average maturity of the Fund will be generally ten years or less.

Sometimes the manager may believe that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions. To achieve a defensive posture, the manager may take any one or more of the following steps with respect to assets in the Fund's portfolio: (1)
shortening the average maturity of the Fund's debt portfolio; (2) holding cash or cash equivalents; and (3) emphasizing high-grade debt securities. Use of a defensive posture by the Fund's manager may involve a reduction in the yield on the Fund's portfolio.

Buffalo Science & Technology Fund - seeks long-term capital growth by investing at least 80% of its total assets in the equity securities of companies expected to benefit from the development, advancement, and use of science and technology.

The Fund's principal investment strategy is to select stocks that the adviser believes have prospects for above average earnings based on intensive fundamental research. Holdings can range from small companies developing new technologies to blue chip firms with established track records of developing and marketing technology. Investments may also include companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. Some of the industries likely to be included in the Fund are: electronics (including hardware, software and components); communications; E-commerce; information services; media; life sciences and healthcare; environmental services; chemicals and synthetic materials; and defense and aerospace.

Buffalo Small Cap Fund - seeks long-term capital growth by investing primarily in equity securities of small companies. Small companies are considered to be issuers with individual market capitalization of up to $1 billion, or issuers whose individual market capitalization would place them at the time of purchase in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or trading on the
NASDAQ system. Based on current market conditions, the current target is issuers with individual market capitalization of $2 billion or less. Equity securities include common stock, preferred stock and securities convertible into common stock or preferred stock. The Buffalo Small Cap Fund will normally invest in a broad array of securities, diversified in terms of companies and industries.

Buffalo USA Global Fund - seeks capital growth by investing 80% of its net assets in the common stocks of companies based in the United States that receive greater than 40% of their revenues or income from international operations;
measured as of the preceding four completed quarters of business or the respective company's most recently completed fiscal year. The Fund will invest in common stocks considered by the manager to have above average potential for appreciation; income is a secondary consideration. Under normal circumstances, the Fund will invest a majority of its assets in common stocks listed on the New
York Stock Exchange.

The Funds'  investments  are  selected by  Kornitzer  Capital  Management,  Inc.
("Kornitzer"), investment adviser and manager of the Funds.

This section describes additional investments that the Funds may make or strategies that they may pursue to a lesser degree in order to achieve their objectives.

Cash Management. For purposes including, but not limited to, meeting redemptions and unanticipated expenses, the Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash.
In addition, the Funds may invest up to 100% of their respective assets in such securities for temporary, emergency purposes. Such high quality, short-term obligations include: money market securities, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. Investments in commercial paper are restricted to companies in the top two short-term rating categories by Moody's Investment Service, Inc.
(Moody's) and Standard & Poor's Corporation (Standard & Poor's).

Repurchase Agreements. The Funds may invest in issues of the United States
Treasury or a United States government agency subject to repurchase agreements.
A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period.
Under the 1940 Act, repurchase agreements are considered loans by the respective
Fund.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion that are members of the Federal Deposit
Insurance Corporation, and with certain securities dealers who meet the qualifications as set from time to time by each Fund's Board of Directors, or with respect to the Buffalo Science & Technology Fund, by the Board of
Trustees of the Trust1. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of the net assets of the Funds.

Covered Call Options. Each Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to
Covered Call Options.") Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Money Market Securities. Investments by the Funds in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities.
Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

Asset-Backed Securities. The Buffalo High Yield Fund and Buffalo Science &
Technology Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

ADRs. Buffalo Equity Fund, Buffalo Science & Technology Fund and Buffalo
Small Cap Fund may gain international exposure through investing in American
Depository Receipts (ADRs). ADRs, which are issued by domestic banks, are publicly traded in the United States and represent ownership in underlying foreign securities. The Funds do not intend to invest directly in foreign securities or foreign currencies. (See "Risk Factors Applicable to ADRs.")

                                  RISK FACTORS

Risk Factors Applicable to High Yielding Securities. Buffalo Balanced Fund and
Buffalo High Yield Fund invest in high-yielding, high-risk debt securities
(so-called "junk bonds"). These lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary.
During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Therefore, past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a negative impact on the market for high-
yield/high-risk bonds.

Credit quality of lower-rated securities can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield/high-risk security. For these reasons, it is the Funds' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the investment adviser's own independent and ongoing review of credit quality. As a mutual fund investing in fixed income securities, each of the Funds is subject primarily to interest rate, income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to interest rates than bonds with shorter maturities.

The Funds are also subject to income risk, which is the potential for a decline in the respective Fund's income due to falling market interest rates. In addition to interest rate and income risks, each Fund is subject to credit risk as defined above. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal).

Risk Factors Applicable to Small Capitalization Securities. Investments in
common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Investment in such smaller company securities may involve greater price volatility than securities of larger, more established companies

Risk Factors Applicable to ADRs. Up to 25% of Buffalo Equity Funds' and Buffalo
Small Cap Funds' total assets may be invested in ADRs. Most ADRs are traded on a
U.S. stock exchange and can be sponsored or unsponsored. Issuers of unsponsored
ADRs are not contractually obligated to disclose material information in the
U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the
ADRs with respect to the U.S. dollar.

Risk Factors Applicable to Covered Call Options. Each of the Buffalo Funds may
engage in covered call option transactions as described herein. Up to 25% of a
Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

Risk Factors Applicable to Repurchase Agreements. The Funds may enter into repurchase agreements. The use of repurchase agreements involves certain risks.
For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold.
If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Fund management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Fundamental Investment Policies and Restrictions. The following fundamental policies have been adopted by the Funds, except for Buffalo Science &
Technology Fund and Buffalo Small Cap Fund. (Fundamental policies for Buffalo
Science & Technology Fund and Buffalo Small Cap Fund are set forth further below). These policies cannot be changed without the approval of a "majority of the outstanding voting securities" of the respective Fund. Under the 1940 Act, a
"majority of the outstanding voting securities" of a Fund means the vote of: (i)
more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund and Buffalo
USA Global Growth Fund will not:

(1)      purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a)
         the value of the holding of the Fund in the securities of such issuer exceeds 5% of the value of the Funds' total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2)      engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities)
         or futures contracts;

(3)      underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);

(4)      make loans to any of its officers, directors or employees, or to its manager, general distributor or officers or directors thereof;

(5)      make any loan (the  purchase of a security  subject to a  repurchase agreement  or the  purchase of a portion of and issue of
         publicly distributed debt securities is not considered the making of a loan);

(6)      invest in companies for the purpose of exercising control of management;

(7)      purchase securities on margin, or sell securities short, except that the Fund may write covered call options;

(8)      purchase  shares of other  investment  companies  except in the open market at ordinary  broker's  commission or pursuant to a plan of merger or consolidation;

(9)      invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors have not had at least three years' continuous operations;

(10)     except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest;

(11)     borrow or pledge its assets under normal circumstances, except up to
         10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of the 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;

(12)     make itself or its assets liable for the indebtedness of others;

(13)     invest in securities which are assessable or involve unlimited liability;

(14)     purchase any securities which would cause 25% or more of the assets of the Fund at the time of purchase to be invested in any one industry. In applying this restriction, it is a matter of non-fundamental policy that investment in certain categories of companies will not be considered to be investments in a particular industry. For example: (i)
         financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;
         (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry;
         (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; or

(15)     purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of such company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company.

Buffalo Science & Technology Fund Fundamental Investment Policies and
Restrictions. The following fundamental policies have been adopted by the Board of Trustees of the Trust for the Buffalo Science & Technology Fund. These
policies cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of the Fund means the vote of: (i) more than
50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than
50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The Fund is classified as diversified as defined under the 1940 Act and the Fund may not change its classification from diversified to non-diversified without shareholder approval. Under the 1940 Act, diversified generally means that the
Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies), or purchase more than 10% of the voting securities of any one issuer.

The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S.
Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry.
The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. In applying the Fund's fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. In particular, technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry. Also, for example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

In addition, the Buffalo Science & Technology Fund will not:

(1)      borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the fund's other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets
         (including those assets represented by the borrowing);

(2)      underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933;

(3)      purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(4)      purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

(5)      make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Buffalo Small Cap Fund Fundamental Policies. The following fundamental policies have been adopted by the Buffalo Small Cap Fund. These policies cannot be changed without the approval of a "majority of the outstanding voting securities" of the respective Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Buffalo Small Cap Fund will not:

(1)      as to 75% of its total assets, purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holding of the Fund in the securities of such issuer exceeds 5% of the value of the Funds'
         total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2)      engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities)
         or futures contracts;

(3)      underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);

(4)      make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);

(5)      purchase securities on margin, or sell securities short, except that the Fund may write covered call options;

(6)      borrow or pledge its credit under normal circumstances, except up to
         10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of the 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;

(7)      purchase any securities which would cause 25% or more of the assets of the Fund at the time of purchase to be invested in any one industry. In applying this restriction, it is a matter of non-fundamental policy that investment in certain categories of companies will not be considered to be investments in a particular industry. For example: (i)
         financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;
         (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry;
         (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental Investment Policies and Restrictions. In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Funds
(except for Buffalo Science & Technology Fund and Buffalo Small Cap Fund)
will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval. (Buffalo Science & Technology Fund and Buffalo Small Cap Fund
non-fundamental policies follow).

Other Investment Companies. The Buffalo Funds are permitted to invest in other investment companies on the open market, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the
1940 Act, if its own shares are utilized as investments by such a fund of funds.
Under current legal and regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

Buffalo Science & Technology Fund Non-Fundamental Investment Policies and
Restrictions. In addition to the fundamental restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

(1)      the Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger,
         reorganization, consolidation or other similar transaction. However, the Fund may not operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section
         12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3%
         of any investment company or invest more than 10% of its total assets in the securities of other investment companies;

(2)      the Fund may not invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; and

(3)      the Fund will not borrow for the purpose of leveraging its investments.
         In this regard, the Fund will not purchase portfolio securities when borrowings exceed 5% of its total assets.

Buffalo Small Cap Fund Non-Fundamental Policies. In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, Buffalo Small Cap Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval. Buffalo Small Cap Fund will not:

(1)      invest in companies for the purpose of exercising control of management;

(2)      purchase  shares of other  investment  companies  except in the open market at ordinary  broker's  commission or pursuant to a plan of merger or consolidation;

(3)      invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors have not had at least three years' continuous operations; or

(4)      enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in its shares or transactions in other securities where such person is acting as broker and the brokerage fees and practices are considered normal and generally accepted

Fund Transactions. Decisions to buy and sell securities for the Funds are made by Kornitzer Capital Management, Inc. Officers of the Funds and Kornitzer
Capital Management, Inc. are generally responsible for implementing and supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or price of the securities. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. Following is information on the amount of brokerage commissions paid by the Funds' during the periods indicated:

              Fiscal Year Ended Fiscal Year Ended Fiscal Year Ended
Name of Fund                             March 31, 1999        March 31, 2000       March 31, 2001
------------                             --------------        --------------       --------------
Buffalo Balanced Fund                       $42,771               $27,377               $28,672
Buffalo Equity Fund                         $52,763               $29,603               $41,196
Buffalo High Yield Fund                     $ 3,904               $ 8,178               $ 4,669
Buffalo Science &
Technology Fund*                              N/A                   N/A                   N/A
Buffalo Small Cap Fund                      $35,033               $47,892               $75,293
Buffalo USA Global Fund                     $25,317               $25,658               $41,014

     *Buffalo Science & Technology Fund commenced operations on April 16,
2001.

The level of brokerage commissions generated by a Fund is directly related to the number and the size of the buy and sell transactions into which the Fund enters. The frequency and size of these transactions are affected by various factors such as cash flows into and out of a Fund, the manager's interpretation of the market or economic environment, etc.

The Funds believe it is in their best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. The
Funds may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds will not normally pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who did not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the
Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the
Board of Directors of the Funds and by Kornitzer.

Since the Funds do not market their shares through intermediary brokers and dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares that may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend the Funds to their clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research services furnished by broker-dealers may be useful to the Funds'
manager and its investment counsel in serving other clients, as well as the respective Funds. Conversely, the Funds may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When the manager in its fiduciary duty believes it to be in the best interest of the shareholders, the Funds may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

                              PERFORMANCE MEASURES

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of each
Fund's shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Funds. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return. The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and
Exchange Commission. The formula can be expressed as follows:

        n
  P(1+T)     =  ERV

  Where:  P=  a hypothetical initial payment
                 of $1,000

          T=  average annual total return

          n=  number of years

      ERV        = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or
                 fractional portions thereof).

From time to time, Buffalo Balanced Fund and Buffalo High Yield Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

            a - b      6
Yield = 2((------- + 1)   - 1)
             cd

         Where:

a  =     dividends and interest earned during the period
b  =     expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period.

Performance Comparisons. In advertisements or in reports to shareholders, a Fund may  compare  its  performance  to that  of  other  mutual  funds  with  similar investment  objectives and to stock or other relevant indices.  For example,  it may compare its performance to rankings prepared by Lipper Analytical  Services,
Inc.  (Lipper),  a widely  recognized  independent  service  which  monitors the performance  of  mutual  funds.  The Fund may  compare  its  performance  to the
Standard  &  Poor's 500 Stock Index  (S&P  500),  an index of  unmanaged groups  of  common  stocks,  the Dow  Jones  Industrial  Average,  a  recognized unmanaged index of common stocks of 30 industrial  companies listed on the NYSE, the Russell  2000 Index,  a small  company  stock index,  or the Consumer  Price
Index.

Performance rankings, recommendations, published editorial comments and listings reported in Money,  Barron's,  Kiplinger's Personal Finance Magazine,  Financial
World, Forbes, Smart Money, Mutual Fund Magazine,  U.S. News & World Report,
Business Week, The Wall Street Journal,  Investors  Business  Daily,  USA Today,
Fortune  and  Stanger's  may also be cited  (if the Fund is  listed  in any such publication)  or  used  for  comparison,  as well as  performance  listings  and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The
Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector,  No-Load
Fund  Analyst,   No-Load  Fund  X,  Louis  Rukeyser's  Wall  Street  newsletter,
Donoghue's  Money  Letter,  CDA  Investment  Technologies,   Inc.,  Wiesenberger
Investment Companies Service and Donoghue's Mutual Fund Almanac.

The table below shows the average annual total return for each of the Funds for the specified periods.

                                                        SCIENCE &              USA
                      BALANCED    EQUITY    HIGH YIELD   TECHNOLOGY   SMALL CAP   GLOBAL
                        FUND       FUND        FUND        FUND*        FUND       FUND

For the year
4/1/00 - 3/31/01        -4.58%     -9.86%     11.16%        N/A         8.95%     -19.80%

For the five years
4/1/96 - 3/31/01         7.10%     15.05%      7.26%        N/A          N/A       16.47%

From beginning
of operations to         8.41%     17.69%      8.97%        N/A        19.89%      17.03%
3/31/01**
---------------------------------------------------------------------------------------------------------------------------------------

* Buffalo Science & Technology Fund commenced operations on April 16, 2001.
** Buffalo Balanced Fund commenced operations on August 12, 1994; Buffalo Equity
   Fund, Buffalo High Yield Fund, and Buffalo USA Global Fund each commenced operations on May 19, 1995; Buffalo Small Cap Fund commenced operations on
   April 14, 1998.

                          PURCHASING AND SELLING SHARES

Purchases. We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not completed properly. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January.
By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones
& Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. A charge of $25.00 will be made for any certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and their shareholders.

The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the
Funds against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Sales (Redemptions). We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not completed properly. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period
(a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock
Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Funds to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming shares from the Funds on a regular basis; or (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company
Act of 1940 pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any
90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.

How Share Price is Determined. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) except: days when the
Funds are not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which no purchase or redemption order is received by the Funds; and customary holidays.

The Funds do not compute their net asset value on the following customary holidays:

New Year's Day                      January 1
Martin Luther King Jr. Day          Third Monday in January
Presidents' Holiday                 Third Monday in February
Good Friday                         Friday before Easter
Memorial Day                        Last Monday in May
Independence Day                    July 4
Labor Day                           First  Monday in September
Thanksgiving Day                    Fourth Thursday in November
Christmas Day                       December 25

Additional Purchase and Redemption Policies.  We reserve the right to:

Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Funds' special investment programs.

Cancel or change the telephone investment service, the telephone exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Funds and its investors.

Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.

Begin charging a fee for the telephone service and to cancel or change the service upon 60 days written notice to you.

Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.

Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares.

Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the
Funds and their shareholders.

                             MANAGEMENT OF THE FUNDS

Each Fund is governed by a Board of Directors which is responsible for protecting the interests of shareholders. The Directors are experienced business persons who meet throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and to review performance.

Directors and Officers. The officers of the Funds are responsible for supervising the business operations of the Fund. The business of the Fund is largely conducted by the Fund's manager, Kornitzer and is subject to the supervision and control of the Board of Directors.

The following lists the officers and directors and their ages.

Stephen S. Soden (56),  President and Director2.  700 Karnes  Boulevard,  Kansas
City, Missouri 64108-3306.  President and Director, Jones & Babson, Inc. and
of each of the Babson Funds,  Buffalo Funds,  J&B  Funds,  and the Investors
Mark Series Fund, Inc.; President and Trustee, D.L. Babson Bond Trust; Mr. Soden
is Director and Senior Vice  President of Business  Men's  Assurance  Company of
America,  Inc. and serves as President and Director of BMA  Financial  Services,
Inc.

Kent W. Gasaway (41), Director3.  5420 West 61st Place, Shawnee Mission,  Kansas
66205.  Director of each Buffalo Fund since  inception.  Senior Vice  President,
Kornitzer Capital Management,  Inc., since November 1991; and formerly Assistant
Vice President, Waddell & Reed, Inc., (mutual fund manager) from May 1982 to
November 1991.

Thomas S. Case  (60),  Director.  515 Piney  Creek  Road,  Reno,  Nevada  89511.
Director of each Buffalo Fund since inception;  Retired;  and formerly President
and  Chief  Executive  Officer,   the  Frankona  American  Companies  (insurance
company).

Gene M. Betts (49).  Director.  P.O.  Box 11315,  Kansas City,  Missouri  64112.
Director of each Buffalo Fund since February 6, 2001,  Senior Vice President and
Treasurer,  Sprint  Corporation  (telecommunications)  since 1987; and formerly,
Director, Great Plains Trust Company (1994-2000).

J. Gary Gradinger  (58),  Director.  400 E. 10th Avenue,  Kansas City,  Missouri
64116. Director of each Buffalo Fund since February 6, 2001, Chairman, President and Chief  Executive  Officer,  Golden  Star Inc.  (manufacturer  of textile and cleaning products) since 1968.

Philip J. Kennedy (56), Director.  1109 E. Pine Street, Grove City, Pennsylvania
16127.  Director of each Buffalo Fund since  February 6, 2001,  Faculty  member,
Accounting  Department,  Slippery  Rock  University  since  1984;  Self-employed consultant and certified public accountant; and formerly, Director, Great Plains
Trust Company (1994-2000).

P. Bradley Adams (40),  Vice  President  and  Treasurer.  700 Karnes  Boulevard,
Kansas City,  Missouri  64108-3306.  Vice President and  Treasurer,  Jones &
Babson, Inc., and of each of the Babson Funds, Buffalo Funds, and J&B Funds;
Principal Financial Officer, Investors Mark Series Fund, Inc.

W. Guy Cooke (40),  Vice  President  and Chief  Compliance  Officer.  700 Karnes
Boulevard,  Kansas City, Missouri  64108-3306.  Chief Compliance Officer,  Jones
&  Babson,  Inc.; Vice President and Chief Compliance Officer of each of the
Babson Funds,  Buffalo Funds,  and J&B  Funds.  Mr. Cooke joined Jones &
Babson in March 1998 and  previously  was  Director  of  Compliance  at American
Century Companies.

Martin A. Cramer (51),  Vice  President  and  Secretary.  700 Karnes  Boulevard,
Kansas City,  Missouri  64108-3306.  Vice President and  Secretary,  Jones &
Babson, Inc., and of each of the Babson Funds, Buffalo Funds, and J&B Funds;
Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (39), Vice  President.  700 Karnes  Boulevard,  Kansas City,
Missouri  64108-3306.  Assistant Vice President,  Jones & Babson, Inc.; Vice
President of each of the Babson Funds, Buffalo Funds, and J&B Funds.

The Funds have an Audit Committee, which assists the Board of Directors in fulfilling its duties relating to each Fund's accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Directors and the independent auditors. The Audit Committee is comprised of
Messrs. Case, Betts, Gradinger and Kennedy, the Funds' Independent Directors.
The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Funds' procedures for internal auditing, and reviewing the Funds'
system of internal accounting controls.

Compensation.  The Funds do not directly  compensate any Director or officer for their normal duties and services.  Mr. Gasaway and Mr. Soden, who are interested
Directors  due to their  employment  with the Fund's  adviser  and  underwriter, respectively,  are compensated by those  organizations and not by the Funds. The fees of the Independent  Directors (as well as travel and other expenses related to the Board  meetings) are paid by Kornitzer  pursuant to the provisions of the
Funds' Management Agreement.

Each Independent Director receives an annual retainer of $3,000, plus $125 for each Fund per Board meeting attended. The Board of Directors generally meets four times each year. The following chart sets forth the annual compensation of the directors, all of which is paid by Kornitzer.

                                     Compensation for            Pension or         Total Compensation From
                                      Serving on the             Retirement                Funds and
          Name of Director             Funds Board            Benefits Accrued            Fund Complex

      Stephen S. Soden                     -0-                       -0-                      -0-
      Kent W. Gasaway                      -0-                       -0-                      -0-
      Thomas S. Case                       $750                      -0-                     $5,000
      Gene M. Betts                        $750                      -0-                     $3,750
      J. Gary Gradinger                    $750                      -0-                     $3,750
      Philip J. Kennedy                    $750                      -0-                     $3,750

As of May 31, 2001 the officers and Directors as a group own less than 2.27% of the Funds.

Manager and Investment Adviser. Kornitzer serves as manager and investment adviser to the Funds. Kornitzer is a federally registered investment advisory firm that was founded in 1989. It currently manages approximately $1.3 billion in assets for mutual funds, corporations, pensions and individuals. In addition to the Buffalo Funds, Kornitzer serves as sub-adviser to the AFBA 5 Star Funds, a family of four mutual funds sold primarily to military personnel with objectives and policies substantially similar to the Buffalo Funds.

Kornitzer is a closely-held corporation controlled by persons who are active in the management of the firm's business. John C. Kornitzer is the principal stockholder of the firm and serves as the firm's president and Chairman of the
Board of Directors. Kent W. Gasaway, Thomas W. Laming and John C. Kornitzer each own more than 5% of the firm.

Jones & Babson, Inc. serves as underwriter, transfer agent and fund accounting agent for the funds in the Buffalo Group of Mutual Funds.

Certain officers and Directors of the Buffalo Funds are also officers or
Directors of Jones & Babson, Inc. or Kornitzer or both. Jones & Babson,
Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of
America, which is considered to be a controlling person under the Investment
Company Act of 1940. Assicurazioni Generali S.P.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of
America. Mediobanca is a 5% owner of Generali.

As compensation for all the foregoing services, the Fund pays Kornitzer a fee at the annual rate of one percent (1%) of average daily net assets from which
Kornitzer pays Jones & Babson, Inc. a fee of 50/100 of 1% (.50%) of average daily net assets. Both fees are computed daily; the fee to Kornitzer is paid monthly.

Until February 7, 2001, Jones & Babson served as investment adviser and manager to the Funds (except for the Buffalo Science & Technology Fund) and received a fee at the annual rate of one percent (1%) of the average daily net assets from which Jones & Babson, Inc. paid Kornitzer, as sub-adviser to the
Funds, a fee of 50/100 of 1% (.50%) of average daily net assets. According to the Management Agreement the following investment advisory fees were paid to
Jones & Babson for the past three fiscal years:

                                 Fiscal Year Ended March          Fiscal Year Ended         Fiscal Year Ended
   Name of Fund                          31, 1999                   March 31, 2000            March 31, 2001
  -------------                          --------                   --------------            --------------
Buffalo Balanced Fund                    $479,622                      $354,000                  $271,496
Buffalo Equity Fund                      $327,856                      $312,000                  $377,775
Buffalo High Yield Fund                  $643,569                      $532,000                  $392,622
Buffalo Small Cap Fund                    $67,843                      $213,000                  $442,292
Buffalo USA Global Fund                  $396,253                      $406,000                  $526,223
Buffalo Science &
Technology Fund*                            N/A                          N/A                       N/A

*Buffalo Science & Technology Fund commenced operations on April 16, 2001.
For the past three fiscal years, the following investment advisory service fees were paid to Kornitzer:

                                 Fiscal Year Ended March          Fiscal Year Ended         Fiscal Year Ended
Name of Fund                             31, 1999                   March 31, 2000            March 31, 2001
------------                             --------                   --------------            --------------
Buffalo Balanced Fund                    $239,811                      $177,000                  $135,748
Buffalo Equity Fund                      $163,928                      $156,000                  $188,887
Buffalo High Yield Fund                  $321,785                      $266,000                  $196,311
Buffalo Small Cap Fund                   $ 33,922                      $106,500                  $221,146
Buffalo USA Global Fund                  $198,127                      $203,000                  $263,111
Buffalo Science &
Technology Fund*                            N/A                          N/A                       N/A

*Buffalo Science & Technology Fund commenced operations on April 16, 2001.

Code of Ethics. The Funds, their investment adviser and principal underwriter have adopted a code of ethics, as required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment
Company Institute's 1994 Report of the Advisory Group on Personal Investing. The
codes of ethics are on file with the Securities and Exchange Commission.

Custodian. The Funds' assets are held for safe-keeping by an independent custodian, UMB Bank, n.a. This means UMB Bank, n.a., rather than the Funds, has possession of the Funds' cash and securities. UMB Bank, n.a. is not responsible for the Funds' investment management or administration. But, as directed by the
Funds' officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased securities from a
Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of a Fund's expenses. The custodian is compensated by Jones & Babson, Inc. out of the fees paid to it by Kornitzer. There is no charge to the Funds.

Independent Auditors. The Funds' financial statements are audited by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas City
Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, is the present auditor for the Funds.

Control Persons and Principal Holders of the Funds. As of May 31, 2001 there were no control persons or principal holders of shares of the Funds. Control persons are persons deemed to control a Fund because they own beneficially over
25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities.

                             DISTRIBUTIONS AND TAXES

Distributions of net investment income - A Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains - A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.
Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term gain, regardless of how long you have held your shares in a
Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on a Fund.
Information on the tax character of distributions - A Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund.

Election to be taxed as a regulated investment company - Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the
Internal Revenue Code. As a regulated investment company, a Fund generally pays no income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.
In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of a Fund's earnings and profits.

Excise tax distribution requirements - To avoid federal excise taxes, the
Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in
December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

 Redemption of Fund shares - Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Buffalo
Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. government obligations - Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal
National Mortgage Association securities, bankers acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations - If you are a corporate shareholder, you should note that the Funds anticipate that some percentage of the dividends they pay will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends
(including the deducted portion) must be included in your alternative minimum taxable income calculation.

                              FINANCIAL STATEMENTS

The audited financial statements of the Buffalo Balanced Fund, Buffalo Equity
Fund, Buffalo High Yield Fund, Buffalo Small Cap Fund, and Buffalo USA Global
Fund, which are contained in the March 31, 2001, Annual Report to Shareholders,
are incorporated herein by reference. In addition, the audited Financial
Statements of Buffalo Science & Technology Fund, which were contained in the
April 4, 2001, Annual Report to Share-holders, is incorporated herein by reference. Unaudited reports to shareholders will be published at least semiannually.

                         GENERAL INFORMATION AND HISTORY

Each Fund (except for Buffalo Science & Technology Fund) is incorporated in the State of Maryland and registered as an investment company under the
Investment Company Act of 1940. All shares issued by each Fund are of same class with like rights and privileges as other shares issued by the same Fund. Each full and fractional share, issued and outstanding, has (1) equal voting rights with respect to matters that affect the Funds, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue senior securities. Shareholders do not have pre-emptive or conversion rights.

Buffalo Science & Technology Fund is a series of Buffalo Funds. Buffalo
Funds was organized as a Delaware business trust on February 14, 2001, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. An unlimited number of shares of beneficial interest in the Trust were issued to the Buffalo Science
& Technology Fund. All shares of the Fund issued by the Trust have the same rights and privileges as other shares issued by the Fund. Each full and fractional share issued and outstanding has (1) equal voting rights with respect to matters that affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Trust may create other series of stock. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - Shares of the Funds have non-cumulative voting rights, which means that the holders of 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Funds will not hold annual meetings except as required by the Investment
Company Act of 1940 and other applicable laws. Under Maryland law, a special meeting of shareholders of the Funds must be held if the Funds receive the written request for a meeting from the shareholders entitled to cast at least
25% of all the votes entitled to be cast at the meeting.

The Funds have undertaken that their Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of a Fund.

                             APPENDIX-CREDIT RATINGS

Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA    Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA     High Grade.  Generally,  these bonds differ from AAA issues only in a small degree.  Here too,  prices move with the long-term money market.

A      Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB    Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa    Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A      Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa    Bonds which are rated Baa are considered as medium grade obligations,
       i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca     Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Description of Commercial Paper Ratings:

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

         Prime - 1      Highest Quality
         Prime - 2      Higher Quality
         Prime - 3      High Quality

   The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

   (1) evaluation of the management of the issuer;

   (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

   (3) evaluation of the issuer's products in relation to competition and customer acceptance;

   (4) liquidity;

   (5) amount and quality of long-term debt;

   (6) trend of earnings over a period of ten years;

   (7) financial strength of a parent company and relationships which exist with the issuer; and

   (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . .Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

   A     Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

   A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

   A-2   Capacity for timely payment on issues with this designation is strong.
         However, the relative degree of safety is not as over-whelming.

   A-3   Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

   B     Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

   C     This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

   D     This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

437699v.02

--------
1 For purposes of this SAI, the term "director(s)" is used to refer to both directors and trustees. In addition, the term "Board of Directors" is used to refer to both the Board of Directors and the Board of Trustees.
2 Mr. Soden is considered an interested director, as defined in the Investment
Company Act of 1940, as amended, due to his employment with Jones & Babson,
Inc., the Funds' underwriter.
3 Mr. Gasaway is considered an interested director, as defined in the Investment
Company Act of 1940, as amended, due to his employment with Kornitzer, the
Funds' adviser.

                                  BUFFALO FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS.

      (a)   Charter Documents.

          (1)  Articles of  Incorporation  for Buffalo Balanced Fund, Inc. filed and  effective  in Maryland on January 25, 1994 are  incorporated herein by reference  to  Registrant's  Registration  Statement on
               Form N-1A (File Nos.  33-75476  and  811-8364)  as filed with the
               Securities and Exchange  Commission (the "SEC") via EDGAR on June
               1, 1999.

          (2)  Articles of Incorporation for Buffalo Equity Fund, Inc. filed and effective  in  Maryland on  November  23,  1994 are  incorporated herein by reference  to  Registrant's  Registration  Statement on
               Form N-1A (File Nos. 33-87346 and 811-8900) as filed with the SEC via EDGAR on June 1, 1999.

          (3)  Articles of Incorporation for Buffalo High Yield Fund, Inc. filed and  effective in Maryland on November 23, 1994 are  incorporated herein by reference  to  Registrant's  Registration  Statement on
               Form N-1A (File Nos. 33-87148 and 811-8898) as filed with the SEC via EDGAR on June 1, 1999.

               (i)  Articles  of  Amendment  for Buffalo  High Yield Fund,  Inc.
                    filed  and  effective  in  Maryland  on  May  11,  1995  are
                    incorporated    herein   by   reference   to    Registrant's
                    Registration  Statement on Form N-1A (File Nos. 33-87148 and
                    811-8898) as filed with the SEC via EDGAR on June 1, 1999.

          (4)  Articles of Incorporation for Buffalo USA Global Fund, Inc. filed and  effective in Maryland on November 23, 1994 are  incorporated herein by reference  to  Registrant's  Registration  Statement on
               Form N-1A (File Nos. 33-87146 and 811-8896) as filed with the SEC via EDGAR on June 1, 1999.

          (5)  Articles of Incorporation  for Buffalo Small Cap Fund, Inc. filed and  effective  in Maryland on October 16, 1997 are  incorporated herein by reference  to  Registrant's  Registration  Statement on
               Form N-1A (File Nos.  333-40841 and  811-08509) as filed with the
               SEC via EDGAR on June 1, 1999.

          (6)  (i)  Agreement and  Declaration  of Trust for Buffalo Funds dated
                    February  14, 2001 is  incorporated  herein by  reference to
                    Registrant's  Registration Statement on Form N-1A (File Nos.
                    333-56018 and  811-10303) as filed with the SEC via EDGAR on
                    February 21, 2001.

               (ii) Certificate  of Trust for  Buffalo  Funds as filed  with the
                    State of  Delaware  on  February  14,  2001 is  incorporated herein by reference to Registrant's  Registration  Statement on Form N-1A (File Nos.  333-56018  and  811-10303) as filed with the SEC via EDGAR on February 21, 2001.

                                       1

      (b)   By-laws.

          (1)  Amended and Restated  By-Laws for Buffalo Balanced Fund, Inc. are
               incorporated  herein by  reference to  Registrant's  Registration
               Statement on Form N-1A (File Nos. 33-75476 and 811-8364) as filed with the SEC via EDGAR on June 1, 1999.

          (2)  Amended and Restated  By-Laws for Buffalo  Equity Fund,  Inc. are
               incorporated  herein by  reference to  Registrant's  Registration
               Statement on Form N-1A (File Nos. 33-87346 and 811-8900) as filed with the SEC via EDGAR on June 1, 1999.

          (3)  Amended and Restated  By-Laws for Buffalo  High Yield Fund,  Inc.
               are incorporated herein by reference to Registrant's Registration
               Statement on Form N-1A (File Nos. 33-87148 and 811-8898) as filed with the SEC via EDGAR on June 1, 1999.

          (4)  Amended and Restated  By-Laws for Buffalo USA Global  Fund,  Inc.
               are incorporated herein by reference to Registrant's Registration
               Statement on Form N-1A (File Nos. 33-87146 and 811-8896) as filed with the SEC via EDGAR on June 1, 1999.

          (5)  By-Laws for Buffalo Small Cap Fund, Inc. are incorporated  herein by reference to Registrant's  Registration Statement on Form N-1A
               (File Nos.  333-40841  and  811-08509)  as filed with the SEC via
               EDGAR on June 1, 1999.

          (6)  By-Laws for Buffalo Funds are incorporated herein by reference to
               Registrant's  Registration  Statement  on Form  N-1A  (File  Nos.
               333-56018  and  811-10303)  as filed  with  the SEC via  EDGAR on
               February 21, 2001.

      (c)   Instruments Defining the Rights of Security Holders.

          (1)  Buffalo Balanced Fund, Inc.,  Buffalo Equity Fund, Inc.,  Buffalo
               High Yield Fund, Inc.,  Buffalo USA Global Fund, Inc. and Buffalo
               Small Cap Fund, Inc.:

               Specimen copies of securities of the Registrants are incorporated herein by reference to the Registrants' Registration Statement on
               Form N-1A (File Nos. 33-75476 and 811-8364) as filed with the SEC via EDGAR on June 1, 1999.

          (2)  Buffalo Funds:

               See Article  III,  "Shares" and Article V  "Shareholders'  Voting
               Powers  and   Meetings"  of  the   Registrant's   Agreement   and
               Declaration  of  Trust.  See  also,   Article  II,  "Meetings  of
               Shareholders"  of the  Registrant's  By-Laws.  The  Agreement and
               Declaration  of Trust and the  By-Laws of the  Buffalo  Funds are
               incorporated herein by reference to the Registrant's Registration
               Statement on Form N-1A (File Nos.  333-56018  and  811-10303)  as
               filed with the SEC via EDGAR on February 21, 2001.

                                       2

      (d)   Investment Advisory Contracts.

          (1)  Management  Agreement between Kornitzer Capital Management,  Inc.
               and Buffalo  Balanced Fund,  Inc. dated February 7, 2001 is filed herewith as Exhibit No. EX-99.d.1.

          (2)  Management  Agreement between Kornitzer Capital Management,  Inc.
               and Buffalo  Equity Fund,  Inc.  dated  February 7, 2001 is filed herewith as Exhibit No. EX-99.d.2.

          (3)  Management  Agreement between Kornitzer Capital Management,  Inc.
               and Buffalo High Yield Fund, Inc. dated February 7, 2001 is filed herewith as Exhibit No. EX-99.d.3.

          (4)  Management  Agreement between Kornitzer Capital Management,  Inc.
               and Buffalo USA Global Fund, Inc. dated February 7, 2001 is filed herewith as Exhibit No. EX-99.d.4.

          (5)  Management  Agreement between Kornitzer Capital Management,  Inc.
               and Buffalo Small Cap Fund,  Inc. dated February 7, 2001 is filed herewith as Exhibit No. EX-99.d.5.

          (6)  Management  Agreement between Kornitzer Capital Management,  Inc.
               and Buffalo  Funds,  on behalf of its series,  Buffalo  Science &
               Technology  Fund,  dated  February 14, 2001 is filed  herewith as
               Exhibit No. EX-99.d.6.

      (e)   Underwriting Contracts.

          (1)  Underwriting  Agreement between Jones & Babson,  Inc. and Buffalo
               Balanced Fund, Inc. dated August 12, 1994 is incorporated  herein by reference to Registrant's  Registration Statement on Form N-1A
               (File Nos. 33-75476 and 811-8364) as filed with the SEC via EDGAR on June 1, 1999.

          (2)  Underwriting  Agreement between Jones & Babson,  Inc. and Buffalo
               Equity Fund,  Inc. dated May 19, 1995 is  incorporated  herein by reference  to  Registrant's  Registration  Statement on Form N-1A
               (File Nos. 33-87346 and 811-8900) as filed with the SEC via EDGAR on June 1, 1999.

          (3)  Underwriting  Agreement between Jones & Babson,  Inc. and Buffalo
               High Yield Fund, Inc. dated May 19, 1995 is  incorporated  herein by reference to Registrant's  Registration Statement on Form N-1A
               (File Nos. 33-87148 and 811-8898) as filed with the SEC via EDGAR on June 1, 1999.

          (4)  Underwriting  Agreement between Jones & Babson,  Inc. and Buffalo
               USA Global Fund, Inc. dated May 19, 1995 is  incorporated  herein by reference to Registrant's  Registration Statement on Form N-1A
               (File Nos. 33-87146 and 811-8896) as filed with the SEC via EDGAR on June 1, 1999.

          (5)  Underwriting  Agreement between Jones & Babson,  Inc. and Buffalo
               Small Cap Fund, Inc. dated April 14, 1998 is incorporated  herein by reference to Registrant's  Registration Statement on Form N-1A
               (File Nos.  333-40841  and  811-08509)  as filed with the SEC via
               EDGAR on June 1, 1999.

                                       3

          (6)  Form of  Underwriting  Agreement  between the  Buffalo  Funds and
               Jones & Babson,  Inc. is incorporated  herein by reference to the
               Registrant's  Registration  Statement  on Form  N-1A  (File  Nos.
               333-56018  and  811-10303)  as filed  with  the SEC via  EDGAR on
               February 21, 2001.

      (f)   Bonus or Profit Sharing Contracts.

            Not Applicable.

      (g)   Custodian Agreements.

          (1)  Custodian  Agreement dated May 5, 1997 between UMB Bank, n.a. and each of the  Registrants is  incorporated  herein by reference to the Buffalo Funds' Registration Statement on Form N-1A (File Nos.
               333-56018  and  811-10303)  as filed  with  the SEC via  EDGAR on
               February 21, 2001.

      (h)   Other Material Contracts.

          (1)  Transfer  Agency  Agreement  between  Jones &  Babson,  Inc.  and
               Buffalo Balanced Fund, Inc.,  Buffalo Equity Fund, Inc.,  Buffalo
               High Yield Fund, Inc.,  Buffalo USA Global Fund, Inc. and Buffalo
               Small Cap Fund,  Inc.  is  incorporated  herein by  reference  to
               Registrants'  Registration  Statements  on Form N-1A  (File  Nos.
               33-75476 and 811-8364) as filed with the SEC via EDGAR on June 1,
               1999.

          (2)  Form of Transfer Agency  Agreement  between Jones & Babson,  Inc.
               and Buffalo  Funds is  incorporated  herein by  reference  to the
               Registrant's  Registration  Statement  on Form  N-1A  (File  Nos.
               333-56018  and  811-10303)  as filed  with  the SEC via  EDGAR on
               February 21, 2001.

      (i)   Legal Opinions.

          (1)  Opinion and Consent of Counsel for Buffalo Balanced Fund, Inc. is
               incorporated  herein by  reference to  Registrant's  Registration
               Statement on Form N-1A (File Nos. 33-75476 and 811-8364) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR
               on July 28, 2000.

          (2)  Opinion and Consent of Counsel for Buffalo  Equity Fund,  Inc. is
               incorporated  herein by  reference to  Registrant's  Registration
               Statement on Form N-1A (File Nos. 33-87346 and 811-8900) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR
               on July 28, 2000.

          (3)  Opinion and Consent of Counsel for Buffalo High Yield Fund,  Inc.
               incorporated  herein by  reference to  Registrant's  Registration
               Statement on Form N-1A (File Nos. 33-87148 and 811-8898) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR
               on July 28, 2000.

          (4)  Opinion and Consent of Counsel for Buffalo USA Global Fund,  Inc.
               is incorporated herein by reference to Registrant's  Registration
               Statement on Form N-1A (File Nos. 33-87146 and 811-8896) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR
               on July 28, 2000.

                                       4

          (5)  Opinion and Consent of Counsel for Buffalo  Small Cap Fund,  Inc.
               incorporated  herein by  reference to  Registrant's  Registration
               Statement on Form N-1A (File Nos.  333-40841  and  811-08509)  as
               filed with the Securities and Exchange Commission (the "SEC") via
               EDGAR on July 28, 2000.

          (6)  Opinion and Consent of Counsel for Buffalo Funds is  incorporated herein by reference to the Registrant's Registration Statement on
               Form N-1A (File Nos.  333-56018 and  811-10303) as filed with the
               SEC via EDGAR on February 21, 2001.

      (j)   Other Opinions.

          (1)  Consents of Auditors.

               (i)  Consent of Auditors for Buffalo Balanced Fund, Inc. is filed herewith as Exhibit No. EX-99.j.1.i.

               (ii) Consent of Auditors for Buffalo  Equity Fund,  Inc. is filed herewith as Exhibit No. EX-99.j.1.ii.

               (iii)Consent of  Auditors  for Buffalo  High Yield Fund,  Inc. is
                    filed herewith as Exhibit No. EX-99.j.1.iii.

               (iv) Consent of Auditors  for Buffalo  USA Global  Fund,  Inc. is
                    filed herewith as Exhibit No. EX-99.j.1.iv.

               (v)  Consent of  Auditors  for  Buffalo  Small Cap Fund,  Inc. is
                    filed herewith as Exhibit No. EX-99.j.1.v.

               (vi) Consent of Auditors for Buffalo  Funds is filed  herewith as
                    Exhibit No. EX-99.j.1.vi.

          (2)  Powers of Attorney.

               (i)  Power of Attorney for Buffalo Balanced Fund,  Inc.,  Buffalo
                    Equity Fund, Inc.,  Buffalo High Yield Fund,  Inc.,  Buffalo
                    USA Global Fund,  Inc. and Buffalo  Small Cap Fund,  Inc. is
                    filed herewith as Exhibit No. EX-99.j.2.i.

               (ii) Power of Attorney for Buffalo Funds is  incorporated  herein by reference to Registrant's  Registration Statement on Form
                    N-1A (File Nos.  333-56018 and  811-10303) as filed with the
                    SEC via EDGAR on February 21, 2001.

      (k)   Omitted Financial Statements.

            Not Applicable.

      (l)   Initial Capital Agreements.

            Not Applicable.

                                       5

      (m)   Rule 12b-1 Plan.

            Not Applicable.

      (n)   Rule 18f-3 Plan.

            Not Applicable.

      (o)   Not Applicable.

      (p)   Codes of Ethics.

          (1)  The  Code  of  Ethics  of  each  of  the   Registrants   and  the
               underwriter,  Jones & Babson,  Inc.,  is  incorporated  herein by reference to Buffalo Funds'  Registration  Statement on Form N-1A
               (File Nos.  333-56018  and  811-10303)  as filed with the SEC via
               EDGAR on February 21, 2001.

          (2)  The Code of Ethics of  Kornitzer  Capital  Management,  Inc.,  is
               incorporated  herein by reference to Buffalo Funds'  Registration
               Statement on Form N-1A (File Nos.  333-56018  and  811-10303)  as
               filed with the SEC via EDGAR on February 21, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

          None.

ITEM 25. INDEMNIFICATION.

(a)  Buffalo Balanced Fund, Inc.,  Buffalo Equity Fund, Inc., Buffalo High Yield
     Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo Small Cap Fund, Inc.:

     Under  the  terms  of  the  Maryland   General   Corporation  Law  and  the
Registrant's By-Laws, the Registrant shall indemnify any persons who was or is a director,  officer or employee of the Registrant to the maximum extent permitted by the  Maryland  General  Corporation  Law;  provided,  however,  that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that  indemnification of such person is proper in the circumstances. Such determination shall be made:

     (1)  by the  Board  of  Directors  by a  majority  vote of a  quorum  which consists of the directors who are neither "interested  persons" of the
          Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

     (2)  if the  required  quorum  is not  obtainable  or if a  quorum  of such directors  so  directs,  by  independent  legal  counsel  in a written opinion.

     No  indemnification  will be provided by the  Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

                                       6

(b) Buffalo Funds:

     Article  VII,  Section  2(a) of the  Agreement  and  Declaration  of  Trust
provides  that to the  fullest  extent  that  limitations  on the  liability  of
Trustees  and officers are  permitted  by the Delaware  Business  Trust Act, the officers and Trustees  shall not be  responsible  or liable in any event for any act or omission of: any agent or employee of the Trust;  any Investment  Adviser or  Principal  Underwriter  of the Trust;  or with  respect to each  Trustee and officer, the act or omission of any other Trustee or officer,  respectively. The
Trust,  out of the Trust  Property,  shall  indemnify and hold harmless each and every  officer  and  Trustee  from and  against  any and all claims and  demands whatsoever arising out of or related to such officer's or Trustee's  performance of his or her duties as an officer or Trustee of the Trust.  This  limitation on liability  applies to events  occurring at the time a Person serves as a Trustee or  officer of the Trust  whether or not such  Person is a Trustee or officer at the time of any  proceeding  in which  liability  is  asserted.  Nothing  herein contained shall indemnify,  hold harmless or protect any officer or Trustee from or against any  liability to the Trust or any  Shareholder  to which such Person would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of the duties  involved in the conduct of such
Person's office.

     Article  VII,  Section  2(b)  provides  that every  note,  bond,  contract,
instrument,   certificate  or  undertaking  and  every  other  act  or  document whatsoever  issued,  executed or done by or on behalf of the Trust, the officers or  the  Trustees  or any  of  them  in  connection  with  the  Trust  shall  be conclusively deemed to have been issued,  executed or done only in such Person's capacity  as  Trustee  and/or  as  officer,  and such  Trustee  or  officer,  as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     Kornitzer Capital  Management,  Inc. is a federally  registered  investment adviser that provides investment management services to the Buffalo Funds family of mutual funds and the AFBA 5Star Fund family of funds.  Kornitzer also manages the assets of non-fund advisory clients.

ITEM 27. PRINCIPAL UNDERWRITER.

     (a)  Jones  &  Babson,   Inc.,  the  only  principal   underwriter  of  the
          Registrant, also acts as principal underwriter for the following:

            David L. Babson Growth Fund, Inc.
            Babson Enterprise Fund, Inc.
            Babson Enterprise Fund II, Inc.
            D.L. Babson Money Market Fund, Inc.
                  -Babson Money Market Fund
            D.L. Babson Tax-Free Income Fund, Inc.
                  -Babson Tax-Free Income Fund
            D.L. Babson Bond Trust
                  -Portfolio L
                  -Portfolio S
            Babson Value Fund, Inc.
            Shadow Stock Fund, Inc.
            Babson-Stewart Ivory International Fund, Inc.
            Buffalo Balanced Fund, Inc.
            Buffalo Equity Fund, Inc.
            Buffalo High Yield Fund, Inc.

                                       7

            Buffalo Small Cap Fund, Inc.
            Buffalo USA Global Fund, Inc.
            Buffalo Funds
            Investors Mark Series Fund, Inc.
            J&B Funds
                  -J&B Small-Cap International Fund
                  -J&B Small-Cap Aggressive Growth Fund
                  -J&B Mid-Cap Aggressive Growth Fund

     (b)  Herewith  is the  information  required  by the  following  table with respect to each director,  officer or partner of the only  underwriter named in answer to Item 20 of Part B:

    Name and Principal          Position & Offices        Positions & Offices
     Business Address            with Underwriter           with Registrant
     ----------------            ----------------           ---------------
     Stephen S. Soden              Chairman and          President, Chairman,
     700 Karnes Blvd.                Director                 and Trustee
     Kansas City, MO
     64108-3306

     Michael K. Deardorff            Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     David A. Gates                  Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     Edward S. Ritter                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     Robert N. Sawyer                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306

     David L. Higley                 Director                    None
     700 Karnes Blvd
     Kansas City, MO
     64108-3306

     P. Bradley Adams           Vice President and        Vice President and
     700 Karnes Blvd.               Treasurer                  Treasurer
     Kansas City, MO
     64108-3306

     Martin A. Cramer           Vice President and        Vice President and
     700 Karnes Blvd.               Secretary                  Secretary
     Kansas City, MO
     64108-3306

                                       8

     (c)  The  principal  underwriter  does  not  receive  any  remuneration  or compensation  for the duties or services  rendered  to the  Registrant pursuant to the principal underwriting agreement.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     Each account,  book or other document  required to be maintained by Section
31(a) of the  Investment  Company  Act of 1940,  as  amended  and  Rules (17 CFR
270-31a-1 to 31a-3)  promulgated  thereunder,  is in the physical  possession of
Jones & Babson,  Inc.,  at BMA Tower,  700 Karnes Blvd.,  Kansas City,  Missouri
64108-3306 and Kornitzer Capital Management, Inc., 5420 West 61st Place, Shawnee
Mission, KS, 66205-3084.

ITEM 29. MANAGEMENT SERVICES.

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

     Registrant  undertakes  that,  if  requested  to do so by the holders of at least  10% of  the  Registrant's  outstanding  shares,  to  call  a  meeting  of shareholders  for the  purpose  of voting  upon the  question  of  removal  of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                       9

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment Company Act of 1940, as amended,  the Registrants have duly caused this Registration Statement to be signed on their behalf by the undersigned,  duly  authorized,  in the City of  Kansas  City,  and the State of
Missouri on the 7th day of June, 2001.

                                          Buffalo Balanced Fund, Inc.
                                          Buffalo Equity Fund, Inc.
                                          Buffalo High Yield Fund, Inc.
                                          Buffalo USA Global Fund, Inc.
                                          Buffalo Small Cap Fund, Inc.
                                          Buffalo Funds

                                          /s/ Stephen S. Soden
                                          ------------------------------
                                          Stephen S. Soden
                                          Chairman and President

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed below by the following persons in the capacities and the date(s)
indicated.

Signature                           Title                           Date
---------                           -----                           ----

/s/ Stephen S. Soden*       President, Chairman and             June 7, 2001
----------------------            Trustee
Stephen S. Soden

/s/ P. Bradley Adams      Vice President and Treasurer          June 7, 2001
----------------------
P. Bradley Adams

/s/ Gene M. Betts*                Trustee                       June 7, 2001
----------------------
Gene M. Betts

/s/ Thomas S. Case*               Trustee                       June 7, 2001
----------------------
Thomas S. Case

/s/ Kent W. Gasaway*              Trustee                       June 7, 2001
----------------------
Kent W. Gasaway

/s/ J. Gary Gradinger*            Trustee                       June 7, 2001
----------------------
J. Gary Gradinger

/s/ Philip J. Kennedy*            Trustee                       June 7, 2001
----------------------
Philip J. Kennedy

   * By:/s/ P. Bradley Adams
        -------------------------------
        P. Bradley Adams
        (Pursuant to Power of Attorney)

                                       10

                                EXHIBIT INDEX

Exhibit                                                          Exhibit No.
-------                                                          -----------
Management Agreement between Buffalo Balanced
Fund, Inc. and Kornitzer Capital Management,
Inc.                                                              EX-99.d.1

Management Agreement between Buffalo Equity
Fund, Inc. and Kornitzer Capital Management,
Inc.                                                              EX-99.d.2

Management Agreement between Buffalo High Yield
Fund, Inc. and Kornitzer Capital Management,
Inc.                                                              EX-99.d.3

Management Agreement between Buffalo USA Global
Fund, Inc. and Kornitzer Capital Management,
Inc.                                                              EX-99.d.4

Management Agreement between Buffalo Small Cap
Fund, Inc. and Kornitzer Capital Management,
Inc.                                                              EX-99.d.5

Management Agreement between Buffalo Funds and
Kornitzer Capital Management, Inc.                                EX-99.d.6

Consent of Auditor for Buffalo Balanced Fund,
Inc.                                                              EX-99.j.1.i

Consent of Auditor for Buffalo Equity Fund, Inc.                  EX-99.j.1.ii

Consent of Auditor for Buffalo High Yield Fund,
Inc.                                                              EX-99.j.1.iii

Consent of Auditor for Buffalo USA Global Fund,
Inc.                                                              EX-99.j.1.iv

Consent of Auditor for Buffalo Small Cap Fund,
Inc.                                                              EX-99.j.1.v

Consent of Auditor for Buffalo Funds                              EX-99.j.1.vi

Power of Attorney for Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo High
Yield Fund, Inc., Buffalo USA Global Fund, Inc.
and Buffalo Small Cap Fund, Inc.                                  EX-99.j.2.i

                                       11

                                                             EXHIBIT EX-99.d.1

                             MANAGEMENT AGREEMENT

                                   between

                      KORNITZER CAPITAL MANAGEMENT, INC.

                                     and

                         BUFFALO BALANCED FUND, INC.

     THIS AGREEMENT,  made and entered into as of the 7th day of February, 2001, by and between BUFFALO BALANCED FUND, INC., a Maryland corporation  (hereinafter referred to as the "Fund") and KORNITZER CAPITAL MANAGEMENT, INC., a corporation organized under the laws of the State of Kansas (hereinafter  referred to as the
"Manager"),  and which Agreement may be executed in any number of  counterparts, each of which shall be deemed to be an original, but all of which together shall constitute but one instrument.

     WHEREAS the Fund was founded and  incorporated  for the purpose of engaging in the  business of  investing  and  reinvesting  its property and assets and to operate  as an  open-end,  management  investment  company,  as  defined  in the
Investment Company Act of 1940, as amended ("Act"), under which it is registered with the Securities and Exchange Commission, and

     WHEREAS  the  Manager is  registered  as an  investment  adviser  under the
Investment  Advisers  Act of 1940 and is engaged in the  business  of  supplying investment  advice  and  management  service  to  the  Fund,  as an  independent contractor, and

     WHEREAS the Fund and Manager desire to enter into a contractual arrangement whereby the Manager  provides  investment  advice and management  service to the
Fund for a fee,

     NOW THEREFORE,  in consideration  of the mutual promises herein  contained,
and  other  good  and  valuable  consideration,   receipt  of  which  is  hereby
acknowledged,  it is mutually  agreed and  contracted by and between the parties hereto that:

     1. The Fund  hereby  employs  the  Manager,  for the  period  set  forth in
Paragraph  5 hereof,  and on the terms set forth  herein,  to render  investment advice and  management  service  to the Fund,  subject  to the  supervision  and direction of the Board of Directors of the Fund. The Manager hereby accepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation herein provided.  The Manager shall, unless otherwise expressly provided and authorized,  have no authority to act for or represent the Fund in any way, or in any other way be deemed an agent of the Fund.

     The Manager shall furnish the Fund investment management and administrative services.  Investment management shall include analysis,  research and portfolio
recommendations   consistent   with  the   Fund's   objectives   and   policies.
Administrative  services  shall  include the services and  compensation  of such members of the Manager's  organization as shall be duly elected  officers and/or
Directors  of the Fund and such other  personnel  as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent  public  accountant  and legal counsel (but not legal and audit fees
and  other  costs  in   contemplation   of  or  arising  out  of  litigation  or
administrative  actions to which the Fund, its officers or Directors are a party or incurred in anticipation  of becoming a party);  rent; the cost of a transfer and  dividend  disbursing  agent  or  similar  in-house  services;  bookkeeping;
accounting;  and all  other  clerical  and  administrative  functions  as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company.  Exclusive of the management fee, the
Fund shall bear the cost of any interest, taxes, dues, fees and other charges of governments  and their  agencies,  including the cost of  qualifying  the Fund's shares for sale in any jurisdiction, brokerage commissions or any other expenses incurred by it which are not assumed herein by the Manager.

                                       1

     All  property,  equipment  and  information  used  by  the  Manager  in the management and  administration  of the Fund shall belong to the Manager.  Should the management and administrative  relationship between the Fund and the Manager terminate,  the Fund shall be  entitled  to, and the Manager  shall  provide the
Fund, a copy of all  information and records in the Manager's file necessary for the Fund to continue its  functions,  which shall include  computer  systems and programs in use as of the date of such  termination;  but nothing  herein  shall prohibit  thereafter  the use of such  information,  systems or  programs by the
Manager,  so long  as such  does  not  unfairly  interfere  with  the  continued
operation of the Fund.

     2. As  compensation  for the  services  to be  rendered  to the Fund by the
Manager  under  the  provisions  of  this  Agreement,  the  Fund  agrees  to pay semimonthly  to the Manager an annual fee based on the average  total net assets of the Fund computed daily in accordance with its  Certificate of  Incorporation and  By-Laws  equal to one percent  (1%) of the average  total net assets of the
Fund.

     3. It is  understood  and agreed  that the  services  to be rendered by the
Manager to the Fund under the  provisions  of the Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its  ability to render the  services  provided  for in this
Agreement shall not be impaired thereby.

     4. It is  understood  and  agreed  that the  Directors,  officers,  agents, employees  and  shareholders  of the Fund may be  interested  in the  Manager as owners, employees, agents or otherwise, and that owners, employees and agents of the Manager may be interested in the Fund as  shareholders  or otherwise.  It is understood and agreed that shareholders, officers, Directors and other personnel of the Manager are and may  continue to be officers  and  Directors of the Fund, but that they receive no  remuneration  from the Fund solely for acting in those capacities.

     5. This Agreement  shall become  effective  pursuant to its approval by the
Fund's  Board of  Directors  and by the vote of a  majority  of the  outstanding shares of the Fund as  prescribed  by the Act.  It shall  remain in force for an initial two year term and thereafter  may be renewed for successive  periods not exceeding one year only so long as such renewal and  continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the  outstanding  shares of the Fund as  prescribed  by the Act, and only if the terms  and the  renewal  of this  Agreement  have been  approved  by a vote of a majority of the Directors of the Fund  including a majority of the Directors who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  No amendment to this  Agreement  shall be effective  unless the terms  thereof have been  approved  by the vote of a majority of  outstanding  shares of the Fund as prescribed by the Act and by vote of a majority of the Directors of the Fund who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  It shall be the duty of the Directors of the Fund to request and evaluate,  and the duty of the Manager to furnish,  such information as may reasonably be necessary to  evaluate  the  terms  of this  Agreement  and any  amendment  thereto.  This
Agreement may be terminated at any time, without the payment of any penalty,  by the  Directors  of the Fund,  or by the vote of a  majority  of the  outstanding voting  shares of the Fund as  prescribed by the Act on not more than sixty days written notice to the Manager,  and it may be terminated by the Manager upon not
less  than  sixty  days  written   notice  to  the  Fund.  It  shall   terminate
automatically  in the event of its assignment by either party unless the parties hereby,  by  agreement,  obtain an exemption  from the  Securities  and Exchange
Commission  from the  provisions of the Act  pertaining to the subject matter of this paragraph.  Any notice,  request or instruction provided for herein, or for the giving of which,  the  occasion  may arise  hereunder,  shall be deemed duly given, if in writing and mailed by registered mail,  postage prepaid,  addressed to the regular executive office of the Fund or the Manager,  as the case may be.
As  used  in  this  Agreement,  the  terms  "assignment",  "a  majority  of  the outstanding voting shares" and "interested  persons" shall have the same meaning as similar terms contained in the Act.

                                       2

     6. In the event that the Manager ceases to be the Fund's investment manager for any reason,  the Fund will (unless the Manager  otherwise agrees in writing)
take all  necessary  steps to cause  itself and the Fund to cease using the word
"Buffalo" in its name within a reasonable  period of time. It is further  agreed that the provisions of this Paragraph  shall inure to the benefit of the Manager and may be imposed by it or any successor in interest as if it or such successor in interest were parties to this Agreement.

     7. The Manager  shall not be liable for any error in judgment or mistake at law for any loss  suffered by the Fund in  connection  with any matters to which this Agreement relates,  except that nothing herein contained shall be construed to protect the  Investment  Manager  against any  liability by reason of willful misfeasance,  bad faith or gross  negligence in the  performance of duties or by reckless disregard of its obligations or duties under this Agreement.

                                 BUFFALO BALANCED FUND, INC.

                                 By:  /s/ Stephen S. Soden
                                      --------------------
                                      Stephen S. Soden

ATTEST:

/s/ Martin A. Cramer
--------------------
Martin A. Cramer

                                 KORNITZER CAPITAL MANAGEMENT, INC.

                                 By:  /s/ John C. Kornitzer
                                      ---------------------
                                      John C. Kornitzer

ATTEST:

/s/ Teresa L. Ehbauer
---------------------
Teresa L. Ehbauer

                                       3

                                                             EXHIBIT EX-99.d.2

                             MANAGEMENT AGREEMENT

                                   between

                      KORNITZER CAPITAL MANAGEMENT, INC.

                                     and

                          BUFFALO EQUITY FUND, INC.

     THIS AGREEMENT,  made and entered into as of the 7th day of February, 2001, by and between BUFFALO EQUITY FUND,  INC., a Maryland  corporation  (hereinafter referred to as the "Fund") and KORNITZER CAPITAL MANAGEMENT, INC., a corporation organized under the laws of the State of Kansas (hereinafter  referred to as the
"Manager"),  and which Agreement may be executed in any number of  counterparts, each of which shall be deemed to be an original, but all of which together shall constitute but one instrument.

     WHEREAS the Fund was founded and  incorporated  for the purpose of engaging in the  business of  investing  and  reinvesting  its property and assets and to operate  as an  open-end,  management  investment  company,  as  defined  in the
Investment Company Act of 1940, as amended ("Act"), under which it is registered with the Securities and Exchange Commission, and

     WHEREAS  the  Manager is  registered  as an  investment  adviser  under the
Investment  Advisers  Act of 1940 and is engaged in the  business  of  supplying investment  advice  and  management  service  to  the  Fund,  as an  independent contractor, and

     WHEREAS the Fund and Manager desire to enter into a contractual arrangement whereby the Manager  provides  investment  advice and management  service to the
Fund for a fee,

     NOW THEREFORE,  in consideration  of the mutual promises herein  contained,
and  other  good  and  valuable  consideration,   receipt  of  which  is  hereby
acknowledged,  it is mutually  agreed and  contracted by and between the parties hereto that:

     1. The Fund  hereby  employs  the  Manager,  for the  period  set  forth in
Paragraph  5 hereof,  and on the terms set forth  herein,  to render  investment advice and  management  service  to the Fund,  subject  to the  supervision  and direction of the Board of Directors of the Fund. The Manager hereby accepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation herein provided.  The Manager shall, unless otherwise expressly provided and authorized,  have no authority to act for or represent the Fund in any way, or in any other way be deemed an agent of the Fund.

     The Manager shall furnish the Fund investment management and administrative services.  Investment management shall include analysis,  research and portfolio
recommendations   consistent   with  the   Fund's   objectives   and   policies.
Administrative  services  shall  include the services and  compensation  of such members of the Manager's  organization as shall be duly elected  officers and/or
Directors  of the Fund and such other  personnel  as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent  public  accountant  and legal counsel (but not legal and audit fees
and  other  costs  in   contemplation   of  or  arising  out  of  litigation  or
administrative  actions to which the Fund, its officers or Directors are a party or incurred in anticipation  of becoming a party);  rent; the cost of a transfer and  dividend  disbursing  agent  or  similar  in-house  services;  bookkeeping;
accounting;  and all  other  clerical  and  administrative  functions  as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company.  Exclusive of the management fee, the
Fund shall bear the cost of any interest, taxes, dues, fees and other charges of governments  and their  agencies,  including the cost of  qualifying  the Fund's shares for sale in any jurisdiction, brokerage commissions or any other expenses incurred by it which are not assumed herein by the Manager.

                                       1

     All  property,  equipment  and  information  used  by  the  Manager  in the management and  administration  of the Fund shall belong to the Manager.  Should the management and administrative  relationship between the Fund and the Manager terminate,  the Fund shall be  entitled  to, and the Manager  shall  provide the
Fund, a copy of all  information and records in the Manager's file necessary for the Fund to continue its  functions,  which shall include  computer  systems and programs in use as of the date of such  termination;  but nothing  herein  shall prohibit  thereafter  the use of such  information,  systems or  programs by the
Manager,  so long  as such  does  not  unfairly  interfere  with  the  continued
operation of the Fund.

     2. As  compensation  for the  services  to be  rendered  to the Fund by the
Manager  under  the  provisions  of  this  Agreement,  the  Fund  agrees  to pay semimonthly  to the Manager an annual fee based on the average  total net assets of the Fund computed daily in accordance with its  Certificate of  Incorporation and  By-Laws  equal to one percent  (1%) of the average  total net assets of the
Fund.

     3. It is  understood  and agreed  that the  services  to be rendered by the
Manager to the Fund under the  provisions  of the Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its  ability to render the  services  provided  for in this
Agreement shall not be impaired thereby.

     4. It is  understood  and  agreed  that the  Directors,  officers,  agents, employees  and  shareholders  of the Fund may be  interested  in the  Manager as owners, employees, agents or otherwise, and that owners, employees and agents of the Manager may be interested in the Fund as  shareholders  or otherwise.  It is understood and agreed that shareholders, officers, Directors and other personnel of the Manager are and may  continue to be officers  and  Directors of the Fund, but that they receive no  remuneration  from the Fund solely for acting in those capacities.

     5. This Agreement  shall become  effective  pursuant to its approval by the
Fund's  Board of  Directors  and by the vote of a  majority  of the  outstanding shares of the Fund as  prescribed  by the Act.  It shall  remain in force for an initial two year term and thereafter  may be renewed for successive  periods not exceeding one year only so long as such renewal and  continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the  outstanding  shares of the Fund as  prescribed  by the Act, and only if the terms  and the  renewal  of this  Agreement  have been  approved  by a vote of a majority of the Directors of the Fund  including a majority of the Directors who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  No amendment to this  Agreement  shall be effective  unless the terms  thereof have been  approved  by the vote of a majority of  outstanding  shares of the Fund as prescribed by the Act and by vote of a majority of the Directors of the Fund who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  It shall be the duty of the Directors of the Fund to request and evaluate,  and the duty of the Manager to furnish,  such information as may reasonably be necessary to  evaluate  the  terms  of this  Agreement  and any  amendment  thereto.  This
Agreement may be terminated at any time, without the payment of any penalty,  by the  Directors  of the Fund,  or by the vote of a  majority  of the  outstanding voting  shares of the Fund as  prescribed by the Act on not more than sixty days written notice to the Manager,  and it may be terminated by the Manager upon not
less  than  sixty  days  written   notice  to  the  Fund.  It  shall   terminate
automatically  in the event of its assignment by either party unless the parties hereby,  by  agreement,  obtain an exemption  from the  Securities  and Exchange
Commission  from the  provisions of the Act  pertaining to the subject matter of this paragraph.  Any notice,  request or instruction provided for herein, or for the giving of which,  the  occasion  may arise  hereunder,  shall be deemed duly given, if in writing and mailed by registered mail,  postage prepaid,  addressed to the regular executive office of the Fund or the Manager,  as the case may be.
As  used  in  this  Agreement,  the  terms  "assignment",  "a  majority  of  the outstanding voting shares" and "interested  persons" shall have the same meaning as similar terms contained in the Act.

                                       2

     6. In the event that the Manager ceases to be the Fund's investment manager for any reason,  the Fund will (unless the Manager  otherwise agrees in writing)
take all  necessary  steps to cause  itself and the Fund to cease using the word
"Buffalo" in its name within a reasonable  period of time. It is further  agreed that the provisions of this Paragraph  shall inure to the benefit of the Manager and may be imposed by it or any successor in interest as if it or such successor in interest were parties to this Agreement.

     7. The Manager  shall not be liable for any error in judgment or mistake at law for any loss  suffered by the Fund in  connection  with any matters to which this Agreement relates,  except that nothing herein contained shall be construed to protect the  Investment  Manager  against any  liability by reason of willful misfeasance,  bad faith or gross  negligence in the  performance of duties or by reckless disregard of its obligations or duties under this Agreement.

                                 BUFFALO EQUITY FUND, INC.

                                 By:  /s/ Stephen S. Soden
                                      --------------------
                                      Stephen S. Soden

ATTEST:

/s/ Martin A. Cramer
--------------------
Martin A. Cramer

                                 KORNITZER CAPITAL MANAGEMENT, INC.

                                 By:  /s/ John C. Kornitzer
                                      ---------------------
                                      John C. Kornitzer

ATTEST:

/s/ Teresa L. Ehbauer
---------------------
Teresa L. Ehbauer

                                       3

                                                             EXHIBIT EX-99.d.3

                             MANAGEMENT AGREEMENT

                                   between

                      KORNITZER CAPITAL MANAGEMENT, INC.

                                     and

                        BUFFALO HIGH YIELD FUND, INC.

     THIS AGREEMENT,  made and entered into as of the 7th day of February, 2001,
by  and  between  BUFFALO  HIGH  YIELD  FUND,   INC.,  a  Maryland   corporation
(hereinafter referred to as the "Fund") and KORNITZER CAPITAL MANAGEMENT,  INC.,
a  corporation  organized  under the laws of the  State of  Kansas  (hereinafter referred to as the "Manager"), and which Agreement may be executed in any number of  counterparts,  each of which shall be deemed to be an  original,  but all of which together shall constitute but one instrument.

     WHEREAS the Fund was founded and  incorporated  for the purpose of engaging in the  business of  investing  and  reinvesting  its property and assets and to operate  as an  open-end,  management  investment  company,  as  defined  in the
Investment Company Act of 1940, as amended ("Act"), under which it is registered with the Securities and Exchange Commission, and

     WHEREAS  the  Manager is  registered  as an  investment  adviser  under the
Investment  Advisers  Act of 1940 and is engaged in the  business  of  supplying investment  advice  and  management  service  to  the  Fund,  as an  independent contractor, and

     WHEREAS the Fund and Manager desire to enter into a contractual arrangement whereby the Manager  provides  investment  advice and management  service to the
Fund for a fee,

     NOW THEREFORE,  in consideration  of the mutual promises herein  contained,
and  other  good  and  valuable  consideration,   receipt  of  which  is  hereby
acknowledged,  it is mutually  agreed and  contracted by and between the parties hereto that:

     1. The Fund  hereby  employs  the  Manager,  for the  period  set  forth in
Paragraph  5 hereof,  and on the terms set forth  herein,  to render  investment advice and  management  service  to the Fund,  subject  to the  supervision  and direction of the Board of Directors of the Fund. The Manager hereby accepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation herein provided.  The Manager shall, unless otherwise expressly provided and authorized,  have no authority to act for or represent the Fund in any way, or in any other way be deemed an agent of the Fund.

     The Manager shall furnish the Fund investment management and administrative services.  Investment management shall include analysis,  research and portfolio
recommendations   consistent   with  the   Fund's   objectives   and   policies.
Administrative  services  shall  include the services and  compensation  of such members of the Manager's  organization as shall be duly elected  officers and/or
Directors  of the Fund and such other  personnel  as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent  public  accountant  and legal counsel (but not legal and audit fees
and  other  costs  in   contemplation   of  or  arising  out  of  litigation  or
administrative  actions to which the Fund, its officers or Directors are a party or incurred in anticipation  of becoming a party);  rent; the cost of a transfer and  dividend  disbursing  agent  or  similar  in-house  services;  bookkeeping;
accounting;  and all  other  clerical  and  administrative  functions  as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company.  Exclusive of the management fee, the
Fund shall bear the cost of any interest, taxes, dues, fees and other charges of governments  and their  agencies,  including the cost of  qualifying  the Fund's shares for sale in any jurisdiction, brokerage commissions or any other expenses incurred by it which are not assumed herein by the Manager.

                                       1

     All  property,  equipment  and  information  used  by  the  Manager  in the management and  administration  of the Fund shall belong to the Manager.  Should the management and administrative  relationship between the Fund and the Manager terminate,  the Fund shall be  entitled  to, and the Manager  shall  provide the
Fund, a copy of all  information and records in the Manager's file necessary for the Fund to continue its  functions,  which shall include  computer  systems and programs in use as of the date of such  termination;  but nothing  herein  shall prohibit  thereafter  the use of such  information,  systems or  programs by the
Manager,  so long  as such  does  not  unfairly  interfere  with  the  continued
operation of the Fund.

     2. As  compensation  for the  services  to be  rendered  to the Fund by the
Manager  under  the  provisions  of  this  Agreement,  the  Fund  agrees  to pay semimonthly  to the Manager an annual fee based on the average  total net assets of the Fund computed daily in accordance with its  Certificate of  Incorporation and  By-Laws  equal to one percent  (1%) of the average  total net assets of the
Fund.

     3. It is  understood  and agreed  that the  services  to be rendered by the
Manager to the Fund under the  provisions  of the Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its  ability to render the  services  provided  for in this
Agreement shall not be impaired thereby.

     4. It is  understood  and  agreed  that the  Directors,  officers,  agents, employees  and  shareholders  of the Fund may be  interested  in the  Manager as owners, employees, agents or otherwise, and that owners, employees and agents of the Manager may be interested in the Fund as  shareholders  or otherwise.  It is understood and agreed that shareholders, officers, Directors and other personnel of the Manager are and may  continue to be officers  and  Directors of the Fund, but that they receive no  remuneration  from the Fund solely for acting in those capacities.

     5. This Agreement  shall become  effective  pursuant to its approval by the
Fund's  Board of  Directors  and by the vote of a  majority  of the  outstanding shares of the Fund as  prescribed  by the Act.  It shall  remain in force for an initial two year term and thereafter  may be renewed for successive  periods not exceeding one year only so long as such renewal and  continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the  outstanding  shares of the Fund as  prescribed  by the Act, and only if the terms  and the  renewal  of this  Agreement  have been  approved  by a vote of a majority of the Directors of the Fund  including a majority of the Directors who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  No amendment to this  Agreement  shall be effective  unless the terms  thereof have been  approved  by the vote of a majority of  outstanding  shares of the Fund as prescribed by the Act and by vote of a majority of the Directors of the Fund who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  It shall be the duty of the Directors of the Fund to request and evaluate,  and the duty of the Manager to furnish,  such information as may reasonably be necessary to  evaluate  the  terms  of this  Agreement  and any  amendment  thereto.  This
Agreement may be terminated at any time, without the payment of any penalty,  by the  Directors  of the Fund,  or by the vote of a  majority  of the  outstanding voting  shares of the Fund as  prescribed by the Act on not more than sixty days written notice to the Manager,  and it may be terminated by the Manager upon not
less  than  sixty  days  written   notice  to  the  Fund.  It  shall   terminate
automatically  in the event of its assignment by either party unless the parties hereby,  by  agreement,  obtain an exemption  from the  Securities  and Exchange
Commission  from the  provisions of the Act  pertaining to the subject matter of this paragraph.  Any notice,  request or instruction provided for herein, or for the giving of which,  the  occasion  may arise  hereunder,  shall be deemed duly given, if in writing and mailed by registered mail,  postage prepaid,  addressed to the regular executive office of the Fund or the Manager,  as the case may be.
As  used  in  this  Agreement,  the  terms  "assignment",  "a  majority  of  the outstanding voting shares" and "interested  persons" shall have the same meaning as similar terms contained in the Act.

                                       2

     6. In the event that the Manager ceases to be the Fund's investment manager for any reason,  the Fund will (unless the Manager  otherwise agrees in writing)
take all  necessary  steps to cause  itself and the Fund to cease using the word
"Buffalo" in its name within a reasonable  period of time. It is further  agreed that the provisions of this Paragraph  shall inure to the benefit of the Manager and may be imposed by it or any successor in interest as if it or such successor in interest were parties to this Agreement.

     7. The Manager  shall not be liable for any error in judgment or mistake at law for any loss  suffered by the Fund in  connection  with any matters to which this Agreement relates,  except that nothing herein contained shall be construed to protect the  Investment  Manager  against any  liability by reason of willful misfeasance,  bad faith or gross  negligence in the  performance of duties or by reckless disregard of its obligations or duties under this Agreement.

                                 BUFFALO HIGH YIELD FUND, INC.

                                 By:  /s/ Stephen S. Soden
                                      --------------------
                                      Stephen S. Soden

ATTEST:

/s/ Martin A. Cramer
--------------------
Martin A. Cramer

                                 KORNITZER CAPITAL MANAGEMENT, INC.

                                 By:  /s/ John C. Kornitzer
                                      ---------------------
                                      John C. Kornitzer

ATTEST:

/s/ Teresa L. Ehbauer
---------------------
Teresa L. Ehbauer

                                       3

                                                               EXHIBIT EX-99.d.4

                             MANAGEMENT AGREEMENT

                                   between

                      KORNITZER CAPITAL MANAGEMENT, INC.

                                     and

                        BUFFALO USA GLOBAL FUND, INC.

     THIS AGREEMENT,  made and entered into as of the 7th day of February, 2001,
by  and  between  BUFFALO  USA  GLOBAL  FUND,   INC.,  a  Maryland   corporation
(hereinafter referred to as the "Fund") and KORNITZER CAPITAL MANAGEMENT,  INC.,
a  corporation  organized  under the laws of the  State of  Kansas  (hereinafter referred to as the "Manager"), and which Agreement may be executed in any number of  counterparts,  each of which shall be deemed to be an  original,  but all of which together shall constitute but one instrument.

     WHEREAS the Fund was founded and  incorporated  for the purpose of engaging in the  business of  investing  and  reinvesting  its property and assets and to operate  as an  open-end,  management  investment  company,  as  defined  in the
Investment Company Act of 1940, as amended ("Act"), under which it is registered with the Securities and Exchange Commission, and

     WHEREAS  the  Manager is  registered  as an  investment  adviser  under the
Investment  Advisers  Act of 1940 and is engaged in the  business  of  supplying investment  advice  and  management  service  to  the  Fund,  as an  independent contractor, and

     WHEREAS the Fund and Manager desire to enter into a contractual arrangement whereby the Manager  provides  investment  advice and management  service to the
Fund for a fee,

     NOW THEREFORE,  in consideration  of the mutual promises herein  contained,
and  other  good  and  valuable  consideration,   receipt  of  which  is  hereby
acknowledged,  it is mutually  agreed and  contracted by and between the parties hereto that:

     1. The Fund  hereby  employs  the  Manager,  for the  period  set  forth in
Paragraph  5 hereof,  and on the terms set forth  herein,  to render  investment advice and  management  service  to the Fund,  subject  to the  supervision  and direction of the Board of Directors of the Fund. The Manager hereby accepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation herein provided.  The Manager shall, unless otherwise expressly provided and authorized,  have no authority to act for or represent the Fund in any way, or in any other way be deemed an agent of the Fund.

     The Manager shall furnish the Fund investment management and administrative services.  Investment management shall include analysis,  research and portfolio
recommendations   consistent   with  the   Fund's   objectives   and   policies.
Administrative  services  shall  include the services and  compensation  of such members of the Manager's  organization as shall be duly elected  officers and/or
Directors  of the Fund and such other  personnel  as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent  public  accountant  and legal counsel (but not legal and audit fees
and  other  costs  in   contemplation   of  or  arising  out  of  litigation  or
administrative  actions to which the Fund, its officers or Directors are a party or incurred in anticipation  of becoming a party);  rent; the cost of a transfer and  dividend  disbursing  agent  or  similar  in-house  services;  bookkeeping;
accounting;  and all  other  clerical  and  administrative  functions  as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company.  Exclusive of the management fee, the
Fund shall bear the cost of any interest, taxes, dues, fees and other charges of governments  and their  agencies,  including the cost of  qualifying  the Fund's shares for sale in any jurisdiction, brokerage commissions or any other expenses incurred by it which are not assumed herein by the Manager.

                                       1

     All  property,  equipment  and  information  used  by  the  Manager  in the management and  administration  of the Fund shall belong to the Manager.  Should the management and administrative  relationship between the Fund and the Manager terminate,  the Fund shall be  entitled  to, and the Manager  shall  provide the
Fund, a copy of all  information and records in the Manager's file necessary for the Fund to continue its  functions,  which shall include  computer  systems and programs in use as of the date of such  termination;  but nothing  herein  shall prohibit  thereafter  the use of such  information,  systems or  programs by the
Manager,  so long  as such  does  not  unfairly  interfere  with  the  continued
operation of the Fund.

     2. As  compensation  for the  services  to be  rendered  to the Fund by the
Manager  under  the  provisions  of  this  Agreement,  the  Fund  agrees  to pay semimonthly  to the Manager an annual fee based on the average  total net assets of the Fund computed daily in accordance with its  Certificate of  Incorporation and  By-Laws  equal to one percent  (1%) of the average  total net assets of the
Fund.

     3. It is  understood  and agreed  that the  services  to be rendered by the
Manager to the Fund under the  provisions  of the Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its  ability to render the  services  provided  for in this
Agreement shall not be impaired thereby.

     4. It is  understood  and  agreed  that the  Directors,  officers,  agents, employees  and  shareholders  of the Fund may be  interested  in the  Manager as owners, employees, agents or otherwise, and that owners, employees and agents of the Manager may be interested in the Fund as  shareholders  or otherwise.  It is understood and agreed that shareholders, officers, Directors and other personnel of the Manager are and may  continue to be officers  and  Directors of the Fund, but that they receive no  remuneration  from the Fund solely for acting in those capacities.

     5. This Agreement  shall become  effective  pursuant to its approval by the
Fund's  Board of  Directors  and by the vote of a  majority  of the  outstanding shares of the Fund as  prescribed  by the Act.  It shall  remain in force for an initial two year term and thereafter  may be renewed for successive  periods not exceeding one year only so long as such renewal and  continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the  outstanding  shares of the Fund as  prescribed  by the Act, and only if the terms  and the  renewal  of this  Agreement  have been  approved  by a vote of a majority of the Directors of the Fund  including a majority of the Directors who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  No amendment to this  Agreement  shall be effective  unless the terms  thereof have been  approved  by the vote of a majority of  outstanding  shares of the Fund as prescribed by the Act and by vote of a majority of the Directors of the Fund who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  It shall be the duty of the Directors of the Fund to request and evaluate,  and the duty of the Manager to furnish,  such information as may reasonably be necessary to  evaluate  the  terms  of this  Agreement  and any  amendment  thereto.  This
Agreement may be terminated at any time, without the payment of any penalty,  by the  Directors  of the Fund,  or by the vote of a  majority  of the  outstanding voting  shares of the Fund as  prescribed by the Act on not more than sixty days written notice to the Manager,  and it may be terminated by the Manager upon not
less  than  sixty  days  written   notice  to  the  Fund.  It  shall   terminate
automatically  in the event of its assignment by either party unless the parties hereby,  by  agreement,  obtain an exemption  from the  Securities  and Exchange
Commission  from the  provisions of the Act  pertaining to the subject matter of this paragraph.  Any notice,  request or instruction provided for herein, or for the giving of which,  the  occasion  may arise  hereunder,  shall be deemed duly given, if in writing and mailed by registered mail,  postage prepaid,  addressed to the regular executive office of the Fund or the Manager,  as the case may be.
As  used  in  this  Agreement,  the  terms  "assignment",  "a  majority  of  the outstanding voting shares" and "interested  persons" shall have the same meaning as similar terms contained in the Act.

                                       2

     6. In the event that the Manager ceases to be the Fund's investment manager for any reason,  the Fund will (unless the Manager  otherwise agrees in writing)
take all  necessary  steps to cause  itself and the Fund to cease using the word
"Buffalo" in its name within a reasonable  period of time. It is further  agreed that the provisions of this Paragraph  shall inure to the benefit of the Manager and may be imposed by it or any successor in interest as if it or such successor in interest were parties to this Agreement.

     7. The Manager  shall not be liable for any error in judgment or mistake at law for any loss  suffered by the Fund in  connection  with any matters to which this Agreement relates,  except that nothing herein contained shall be construed to protect the  Investment  Manager  against any  liability by reason of willful misfeasance,  bad faith or gross  negligence in the  performance of duties or by reckless disregard of its obligations or duties under this Agreement.

                                 BUFFALO USA GLOBAL FUND, INC.

                                 By:  /s/ Stephen S. Soden
                                      --------------------
                                      Stephen S. Soden

ATTEST:

/s/ Martin A. Cramer
--------------------
Martin A. Cramer

                                 KORNITZER CAPITAL MANAGEMENT, INC.

                                 By:  /s/ John C. Kornitzer
                                      ---------------------
                                      John C. Kornitzer

ATTEST:

/s/ Teresa L. Ehbauer
---------------------
Teresa L. Ehbauer

                                       3

                                                             EXHIBIT EX-99.d.5

                             MANAGEMENT AGREEMENT

                                   between

                      KORNITZER CAPITAL MANAGEMENT, INC.

                                     and

                         BUFFALO SMALL CAP FUND, INC.

     THIS AGREEMENT,  made and entered into as of the 7th day of February, 2001, by and between BUFFALO SMALL CAP FUND, INC., a Maryland corporation (hereinafter referred to as the "Fund") and KORNITZER CAPITAL MANAGEMENT, INC., a corporation organized under the laws of the State of Kansas (hereinafter  referred to as the
"Manager"),  and which Agreement may be executed in any number of  counterparts, each of which shall be deemed to be an original, but all of which together shall constitute but one instrument.

     WHEREAS the Fund was founded and  incorporated  for the purpose of engaging in the  business of  investing  and  reinvesting  its property and assets and to operate  as an  open-end,  management  investment  company,  as  defined  in the
Investment Company Act of 1940, as amended ("Act"), under which it is registered with the Securities and Exchange Commission, and

     WHEREAS  the  Manager is  registered  as an  investment  adviser  under the
Investment  Advisers  Act of 1940 and is engaged in the  business  of  supplying investment  advice  and  management  service  to  the  Fund,  as an  independent contractor, and

     WHEREAS the Fund and Manager desire to enter into a contractual arrangement whereby the Manager  provides  investment  advice and management  service to the
Fund for a fee,

     NOW THEREFORE,  in consideration  of the mutual promises herein  contained,
and  other  good  and  valuable  consideration,   receipt  of  which  is  hereby
acknowledged,  it is mutually  agreed and  contracted by and between the parties hereto that:

     1. The Fund  hereby  employs  the  Manager,  for the  period  set  forth in
Paragraph  5 hereof,  and on the terms set forth  herein,  to render  investment advice and  management  service  to the Fund,  subject  to the  supervision  and direction of the Board of Directors of the Fund. The Manager hereby accepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation herein provided.  The Manager shall, unless otherwise expressly provided and authorized,  have no authority to act for or represent the Fund in any way, or in any other way be deemed an agent of the Fund.

     The Manager shall furnish the Fund investment management and administrative services.  Investment management shall include analysis,  research and portfolio
recommendations   consistent   with  the   Fund's   objectives   and   policies.
Administrative  services  shall  include the services and  compensation  of such members of the Manager's  organization as shall be duly elected  officers and/or
Directors  of the Fund and such other  personnel  as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent  public  accountant  and legal counsel (but not legal and audit fees
and  other  costs  in   contemplation   of  or  arising  out  of  litigation  or
administrative  actions to which the Fund, its officers or Directors are a party or incurred in anticipation  of becoming a party);  rent; the cost of a transfer and  dividend  disbursing  agent  or  similar  in-house  services;  bookkeeping;
accounting;  and all  other  clerical  and  administrative  functions  as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company.  Exclusive of the management fee, the
Fund shall bear the cost of any interest, taxes, dues, fees and other charges of governments  and their  agencies,  including the cost of  qualifying  the Fund's shares for sale in any jurisdiction, brokerage commissions or any other expenses incurred by it which are not assumed herein by the Manager.

                                       1

     All  property,  equipment  and  information  used  by  the  Manager  in the management and  administration  of the Fund shall belong to the Manager.  Should the management and administrative  relationship between the Fund and the Manager terminate,  the Fund shall be  entitled  to, and the Manager  shall  provide the
Fund, a copy of all  information and records in the Manager's file necessary for the Fund to continue its  functions,  which shall include  computer  systems and programs in use as of the date of such  termination;  but nothing  herein  shall prohibit  thereafter  the use of such  information,  systems or  programs by the
Manager,  so long  as such  does  not  unfairly  interfere  with  the  continued
operation of the Fund.

     2. As  compensation  for the  services  to be  rendered  to the Fund by the
Manager  under  the  provisions  of  this  Agreement,  the  Fund  agrees  to pay semimonthly  to the Manager an annual fee based on the average  total net assets of the Fund computed daily in accordance with its  Certificate of  Incorporation and  By-Laws  equal to one percent  (1%) of the average  total net assets of the
Fund.

     3. It is  understood  and agreed  that the  services  to be rendered by the
Manager to the Fund under the  provisions  of the Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its  ability to render the  services  provided  for in this
Agreement shall not be impaired thereby.

     4. It is  understood  and  agreed  that the  Directors,  officers,  agents, employees  and  shareholders  of the Fund may be  interested  in the  Manager as owners, employees, agents or otherwise, and that owners, employees and agents of the Manager may be interested in the Fund as  shareholders  or otherwise.  It is understood and agreed that shareholders, officers, Directors and other personnel of the Manager are and may  continue to be officers  and  Directors of the Fund, but that they receive no  remuneration  from the Fund solely for acting in those capacities.

     5. This Agreement  shall become  effective  pursuant to its approval by the
Fund's  Board of  Directors  and by the vote of a  majority  of the  outstanding shares of the Fund as  prescribed  by the Act.  It shall  remain in force for an initial two year term and thereafter  may be renewed for successive  periods not exceeding one year only so long as such renewal and  continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the  outstanding  shares of the Fund as  prescribed  by the Act, and only if the terms  and the  renewal  of this  Agreement  have been  approved  by a vote of a majority of the Directors of the Fund  including a majority of the Directors who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  No amendment to this  Agreement  shall be effective  unless the terms  thereof have been  approved  by the vote of a majority of  outstanding  shares of the Fund as prescribed by the Act and by vote of a majority of the Directors of the Fund who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  It shall be the duty of the Directors of the Fund to request and evaluate,  and the duty of the Manager to furnish,  such information as may reasonably be necessary to  evaluate  the  terms  of this  Agreement  and any  amendment  thereto.  This
Agreement may be terminated at any time, without the payment of any penalty,  by the  Directors  of the Fund,  or by the vote of a  majority  of the  outstanding voting  shares of the Fund as  prescribed by the Act on not more than sixty days written notice to the Manager,  and it may be terminated by the Manager upon not
less  than  sixty  days  written   notice  to  the  Fund.  It  shall   terminate
automatically  in the event of its assignment by either party unless the parties hereby,  by  agreement,  obtain an exemption  from the  Securities  and Exchange
Commission  from the  provisions of the Act  pertaining to the subject matter of this paragraph.  Any notice,  request or instruction provided for herein, or for the giving of which,  the  occasion  may arise  hereunder,  shall be deemed duly given, if in writing and mailed by registered mail,  postage prepaid,  addressed to the regular executive office of the Fund or the Manager,  as the case may be.
As  used  in  this  Agreement,  the  terms  "assignment",  "a  majority  of  the outstanding voting shares" and "interested  persons" shall have the same meaning as similar terms contained in the Act.

                                       2

     6. In the event that the Manager ceases to be the Fund's investment manager for any reason,  the Fund will (unless the Manager  otherwise agrees in writing)
take all  necessary  steps to cause  itself and the Fund to cease using the word
"Buffalo" in its name within a reasonable  period of time. It is further  agreed that the provisions of this Paragraph  shall inure to the benefit of the Manager and may be imposed by it or any successor in interest as if it or such successor in interest were parties to this Agreement.

     7. The Manager  shall not be liable for any error in judgment or mistake at law for any loss  suffered by the Fund in  connection  with any matters to which this Agreement relates,  except that nothing herein contained shall be construed to protect the  Investment  Manager  against any  liability by reason of willful misfeasance,  bad faith or gross  negligence in the  performance of duties or by reckless disregard of its obligations or duties under this Agreement.

                                 BUFFALO SMALL CAP FUND, INC.

                                 By:  /s/ Stephen S. Soden
                                      --------------------
                                      Stephen S. Soden

ATTEST:

/s/ Martin A. Cramer
--------------------
Martin A. Cramer

                                 KORNITZER CAPITAL MANAGEMENT, INC.

                                 By:  /s/ John C. Kornitzer
                                      ---------------------
                                      John C. Kornitzer

ATTEST:

/s/ Teresa L. Ehbauer
---------------------
Teresa L. Ehbauer

                                       3

                             MANAGEMENT AGREEMENT

                                   between

                      KORNITZER CAPITAL MANAGEMENT, INC.

                                     and

                                BUFFALO FUNDS

     THIS  AGREEMENT  is made and entered  into as of the 14th day of  February,
2001, by and between  BUFFALO  FUNDS,  a Delaware  business  trust  (hereinafter referred to as the "Trust"), on behalf of each separate series of its shares set forth on the Appendix A attached to this  Agreement,  as that  Appendix A may be amended  from time to time (each such  series is  hereinafter  referred  to as a
"Fund," and collectively as the "Funds") and KORNITZER CAPITAL MANAGEMENT, INC.,
a  corporation  organized  under the laws of the  State of  Kansas  (hereinafter referred to as the "Manager"), and which Agreement may be executed in any number of  counterparts,  each of which shall be deemed to be an  original,  but all of which together shall constitute but one instrument.

     WHEREAS, the Trust was founded and incorporated for the purpose of engaging in the  business of  investing  and  reinvesting  its property and assets and to operate  as an  open-end  management  investment  company,  as  defined  in  the
Investment Company Act of 1940, as amended ("Act"), under which it is registered with the Securities and Exchange Commission, and

     WHEREAS,  the Manager is  registered  as an  investment  adviser  under the
Investment  Advisers  Act of 1940 and is engaged in the  business  of  supplying investment advice and management service to registered  investment companies and other clients as an independent contractor, and

     WHEREAS,  the Trust,  on behalf of the Funds,  and Manager  desire to enter into a contractual  arrangement  whereby the Manager provides  investment advice and management service to the Trust for a fee,

     NOW,  THEREFORE,  in consideration of the mutual promises herein contained,
and  other  good  and  valuable  consideration,   receipt  of  which  is  hereby
acknowledged,  it is mutually  agreed and  contracted by and between the parties hereto that:

     1. The Trust, on behalf of the Funds,  hereby employs the Manager,  for the period set forth in Paragraph 5 hereof,  and on the terms set forth  herein,  to render  investment  advice and management  service to the Funds,  subject to the supervision  and  direction  of the Board of Trustees of the Trust.  The Manager
hereby  accepts such  employment and agrees,  during such period,  to render the services  and assume the  obligations  herein  set forth,  for the  compensation herein  provided.  The Manager shall,  unless otherwise  expressly  provided and authorized,  have no authority  to act for or represent  the Trust or any of the
Funds in any way, or in any other way be deemed an agent of the Trust or Funds.

                                       1

     The  Manager   shall   furnish   the  Trust   investment   management   and
administrative services.  Investment management shall include analysis, research and  portfolio  recommendations  consistent  with  each  Fund's  objectives  and policies. Administrative services shall include the services and compensation of such members of the  Manager's  organization  as shall be duly elected  officers and/or  Trustees of the Trust and such other  personnel as shall be necessary to carry  out  its  normal  operations;  fees  of  the  independent  Trustees,  the custodian,  the independent  public  accountant and legal counsel (but not legal and audit fees and other costs in  contemplation of or arising out of litigation or  administrative  actions to which the Trust,  its  officers or Trustees are a party or incurred in  anticipation  of  becoming a party);  rent;  the cost of a
transfer  and  dividend   disbursing   agent  or  similar   in-house   services;
bookkeeping;  accounting; and all other clerical and administrative functions as may be reasonable  and  necessary to maintain the Trust's  records and for it to
operate  as  an  open-end  management  investment  company.   Exclusive  of  the
management fee, the Trust shall bear the cost of any interest, taxes, dues, fees and other  charges of  governments  and their  agencies,  including  the cost of
qualifying  the  Trust's  shares  for  sale  in  any   jurisdiction,   brokerage
commissions or any other expenses incurred by it which are not assumed herein by the Manager.

     All  property,  equipment  and  information  used  by  the  Manager  in the management and  administration of the Trust shall belong to the Manager.  Should the management and administrative relationship between the Trust and the Manager terminate,  the Trust shall be entitled  to, and the Manager  shall  provide the
Trust, a copy of all information and records in the Manager's file necessary for the Trust to continue its functions,  which shall include  computer  systems and programs in use as of the date of such  termination;  but nothing  herein  shall prohibit  thereafter  the use of such  information,  systems or  programs by the
Manager,  so long  as such  does  not  unfairly  interfere  with  the  continued
operation of the Trust.

     2. As compensation for the services to be rendered by the Manager under the provisions  of this  Agreement,  the Trust agrees to pay from the assets of each
Fund  semimonthly  to the Manager an annual fee based on the  average  total net assets  of the  Fund  computed  daily  in  accordance  with  the  Agreement  and
Declaration  of Trust and By-laws equal to one percent (1%) of the average total net assets of the Fund.

     3. It is  understood  and agreed  that the  services  to be rendered by the
Manager to the Trust under the  provisions of the Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its  ability to render the  services  provided  for in this
Agreement shall not be impaired thereby.

     4. It is  understood  and  agreed  that  the  Trustees,  officers,  agents, employees  and  shareholders  of the Trust may be  interested  in the Manager as owners, employees, agents or otherwise, and that owners, employees and agents of the Manager may be interested in the Trust as shareholders  or otherwise.  It is understood and agreed that shareholders,  officers, Trustees and other personnel of the Manager are and may  continue to be officers  and  Trustees of the Trust, but that they receive no remuneration  from the Trust solely for acting in those capacities.

                                       2

     5. This  Agreement  shall become  effective as to each Fund pursuant to its approval by the Trust's  Board of Trustees  and by the vote of a majority of the outstanding  shares of the Fund as  prescribed  by the Act.  It shall  remain in force for each Fund for an initial  two-year term and  thereafter may be renewed for  successive  periods not exceeding one year only so long as such renewal and continuance is specifically  approved at least annually by the Board of Trustees or by vote of a majority of the outstanding  shares of the Fund as prescribed by the Act,  and only if the  terms and the  renewal  of this  Agreement  have been approved  by a vote of a  majority  of the  Trustees  of the Trust  including  a majority of the  Trustees  who are not parties to the  Agreement  or  interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. No amendment to this Agreement shall be effective as to any Fund unless the terms  thereof have been  approved by the vote of a majority of  outstanding  shares of the Fund as  prescribed  by the Act  (except in cases where  SEC staff  interpretive  positions  would  permit  an  amendment  without shareholder approval) and by vote of a majority of the Trustees of the Trust who are not parties to the Agreement or interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  It shall be the duty of the Trustees of the Trust to request and evaluate,  and the duty of the Manager to furnish,  such information as may reasonably be necessary to  evaluate  the  terms  of this  Agreement  and any  amendment  thereto.  This
Agreement may be  terminated as to any Fund at any time,  without the payment of any penalty,  by the Trustees of the Trust,  or by the vote of a majority of the outstanding  voting  shares of the affected Fund as prescribed by the Act on not more than sixty days written notice to the Manager,  and it may be so terminated by the Manager  upon not less than sixty days  written  notice to the Trust.  It shall  terminate  automatically  in the event of its  assignment by either party unless the parties hereby, by agreement, obtain an exemption from the Securities and Exchange Commission from the provisions of the Act pertaining to the subject matter of this  paragraph.  Any  notice,  request or  instruction  provided  for herein,  or for the giving of which, the occasion may arise hereunder,  shall be deemed duly given, if in writing and mailed by registered mail, postage prepaid, addressed to the regular  executive  office of the Trust or the Manager,  as the case may be. As used in this Agreement,  the terms  "assignment," "a majority of the  outstanding  voting  shares" and  "interested  persons" shall have the same meaning as similar terms contained in the Act.

     6. In the  event  that the  Manager  ceases  to be the  Trust's  investment manager for any reason,  the Trust will (unless the Manager  otherwise agrees in writing) take all  necessary  steps to cause itself and the Trust to cease using the word "Buffalo" in its name within a reasonable period of time. It is further agreed that the provisions of this Paragraph  shall insure to the benefit of the
Manager and may be imposed by it or any  successor  in interest as if it or such successor in interest were parties to this Agreement.

                                       3

     7. The Manager  shall not be liable for any error in judgment or mistake at law for any loss suffered by the Trust in  connection  with any matters to which this Agreement relates,  except that nothing herein contained shall be construed to protect the  Investment  Manager  against any  liability by reason of willful misfeasance,  bad faith or gross  negligence in the  performance of duties or by reckless disregard of its obligations or duties under this Agreement.

                                       BUFFALO FUNDS

                                       By:  /s/ Stephen S. Soden
                                            ----------------------------
                                            Stephen S. Soden

ATTEST:

/s/ Martin A. Cramer
--------------------------
Martin A. Cramer

                                       KORNITZER CAPITAL MANAGEMENT, INC.

                                       By:  /s/ John C. Kornitzer
                                            ---------------------------
                                            John C. Kornitzer

ATTEST:

/s/ Teresa L. Ehbauer
------------------------
Teresa L. Ehbauer

                                       4

                                  APPENDIX A

Name of Fund                                           Effective Date
------------                                           --------------

Buffalo Science & Technology Fund                     February 14, 2001

                                       5

                                                        EXHIBIT NO. EX-99.j.1.i

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
April 24, 2001 in the Registration  Statement (Form N-1A) and related Prospectus and Statement of Additional  Information of Buffalo  Balanced  Fund,  Inc. filed with the Securities and Exchange Commission in this Post-Effective Amendment No.
9 under the Securities Act of 1933 (Registration No. 33-75476) and Amendment No.
11 under the Investment Company Act of 1940 (Registration No. 811-8364).

                                                           Ernst & Young LLP

Kansas City, Missouri
June 1, 2001

                                                       EXHIBIT NO. EX-99.j.1.ii

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
April 24, 2001 in the Registration  Statement (Form N-1A) and related Prospectus and Statement of Additional  Information of Buffalo Equity Fund, Inc. filed with the Securities and Exchange  Commission in this  Post-Effective  Amendment No. 9 under the Securities Act of 1933  (Registration  No. 33-87346) and Amendment No.
11 under the Investment Company Act of 1940 (Registration No. 811-8900).

                                                           Ernst & Young LLP

Kansas City, Missouri
June 1, 2001

                                                      EXHIBIT NO. EX-99.j.1.iii

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
April 24, 2001 in the Registration  Statement (Form N-1A) and related Prospectus and Statement of Additional  Information of Buffalo High Yield Fund,  Inc. filed with the Securities and Exchange Commission in this Post-Effective Amendment No.
9 under the Securities Act of 1933 (Registration No. 33-87148) and Amendment No.
11 under the Investment Company Act of 1940 (Registration No. 811-8898).

                                                           Ernst & Young LLP

Kansas City, Missouri
June 1, 2001

                                                       EXHIBIT NO. EX-99.j.1.iv

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
April 24, 2001 in the Registration  Statement (Form N-1A) and related Prospectus and Statement of Additional  Information of Buffalo USA Global Fund,  Inc. filed with the Securities and Exchange Commission in this Post-Effective Amendment No.
9 under the Securities Act of 1933 (Registration No. 33-87146) and Amendment No.
11 under the Investment Company Act of 1940 (Registration No. 811-8896).

                                                           Ernst & Young LLP

Kansas City, Missouri
June 1, 2001

                                                        EXHIBIT NO. EX-99.j.1.v

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
April 24, 2001 in the Registration  Statement (Form N-1A) and related Prospectus and Statement of Additional  Information  of Buffalo Small Cap Fund,  Inc. filed with the Securities and Exchange Commission in this Post-Effective Amendment No.
4 under the Securities Act of 1933  (Registration  No.  333-40841) and Amendment
No. 5 under the Investment Company Act of 1940 (Registration No. 811-8509).

                                                           Ernst & Young LLP

Kansas City, Missouri
June 1, 2001

                                                       EXHIBIT NO. EX-99.j.1.vi

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
April 4, 2001 in the Registration  Statement (Form N-1A) and related  Prospectus and  Statement  of  Additional  Information  of  Buffalo  Funds  filed  with the
Securities and Exchange Commission in this Post-Effective  Amendment No. 1 under the  Securities  Act of 1933  (Registration  No.  333-56018) and Amendment No. 2
under the Investment Company Act of 1940 (Registration No. 811-10303).

                                                           Ernst & Young LLP

Kansas City, Missouri
June 1, 2001

                                                       EXHIBIT NO. EX-99.j.2.i

                              POWER OF ATTORNEY

The  undersigned  officers and  Directors of the Buffalo  Balanced  Fund,  Inc.,
Buffalo  Equity Fund,  Inc.,  Buffalo High Yield Fund,  Inc.,  Buffalo Small Cap
Fund,  Inc. and the Buffalo USA Global Fund,  Inc,  (the  "Registrants")  hereby appoint P.  Bradley  Adams,  Martin A.  Cramer,  and Stephen S. Soden (with full power to each of them to act  alone)  his  attorney-in-fact  and  agent,  in all capacities,  to execute,  deliver and file in the names of the undersigned,  any and all  instruments  that said  attorneys  and  agents  may deem  necessary  or advisable  to enable the  Registrants  to comply with or register  any  security issued by the Registrants  under the Securities Act of 1933, as amended,  and/or the Investment Company Act of 1940, as amended,  and the rules,  regulations and interpretations  thereunder,  including  but not  limited  to, any  registration statement,  including any and all pre- and post- effective  amendments  thereto, any other document to be filed with the U.S.  Securities and Exchange Commission and any and all  documents  to be filed  with  respect  thereto  with any  other regulatory authority.  Each of the undersigned grants to each of said attorneys, full  authority to do every act necessary to be done in order to effectuate  the same as  fully,  to all  intents  and  purposes,  as he could  do if  personally present,  thereby  ratifying  all that said  attorneys-in-fact  and  agents  may lawfully do or cause to be done by virtue hereof.

This Power of  Attorney  may be executed  in one or more  counterparts,  each of which shall be deemed to be an original and all of which shall be deemed to be a single document.

The undersigned  officers and Directors hereby execute this Power of Attorney as of the 14th day of February 2001.

/s/ Stephen S. Soden                                 /s/ Gene M. Betts
Stephen S. Soden, Director and Principal             Gene M. Betts, Director
Executive Officer

/s/ Thomas S. Case                                   /s/ Kent W. Gasaway
Thomas S. Case, Director                             Kent W. Gasaway, Director

/s/ J. Gary Gradinger                                /s/ Philip J. Kennedy
J. Gary Gradinger, Director                          Philip J. Kennedy, Director